UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: October 31,2007

Date of reporting period: January 31, 2007

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR [000]	VALUE
CERTIFICATES OF DEPOSIT — 22.1%
Domestic — 1.4%
Citibank N.A. (A-1+, P-1)
5.31%	04/03/07	$92,000	$92,000,000
Washington Mutual Bank FA (A-1, P-1)
5.33%	02/16/07	397,060	397,060,000

			489,060,000

Yankee — 20.7%
Bank of Ireland, Stamford (A-1, P-1)
5.30%(b)	03/08/07	135,500	135,500,000
5.32%(b)	04/03/07	250,000	250,002,090
5.31%(b)	04/04/07	250,000	250,002,149
Banque Nationale de Paris, New York (A-1+, P-1)
5.31%(b)	04/30/07	313,000	313,000,000
5.34%(b)	07/30/07	502,775	502,775,000
Barclays Bank PLC, New York (A-1+, P-1)
5.30%(b)	03/06/07	200,000	200,000,000
5.32%(b)	03/14/07	200,000	200,000,000
5.32%(b)	04/02/07	1,200,000	1,200,000,000
Credit Suisse Group, New York (A-1, P-1)
5.30%(b)	04/10/07	400,000	400,000,000
Depfa Bank PLC, New York (A-1+, P-1)
5.31%(b)	04/05/07	200,000	200,000,000
5.31%(b)	04/10/07	190,000	190,000,000
5.32%(b)	04/17/07	75,000	75,000,000
5.31%(b)	04/23/07	250,000	250,000,000
HBOs Treasury Services PLC, New York (A-1+, P-1)
5.31%(b)	04/24/07	200,000	200,000,000
5.31%(b)	04/25/07	300,000	300,000,000
5.31%(b)	04/26/07	200,000	200,000,000
5.31%(b)	04/27/07	200,000	200,000,000
5.32%(b)	05/11/07	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	02/26/07	93,000	93,000,000
5.33%(b)	02/26/07	197,000	197,000,000
5.33%(b)	02/28/07	178,000	178,000,000
5.33%(b)	02/28/07	350,000	350,000,000
5.31%(b)	04/05/07	200,000	200,000,000
5.32%(b)	04/25/07	104,000	104,000,000
Norinchukin Bank, New York (A-1, P-1)
5.32%(b)	04/27/07	313,120	313,120,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.87%(b)	02/02/07	684,700	684,700,000

			7,286,099,239

TOTAL CERTIFICATES OF DEPOSIT
(Cost $7,775,159,239)			7,775,159,239

COMMERCIAL PAPER — 52.9%
Asset Backed Securities — 38.7%
Amstel Funding Corp. (A-1+, P-1)
5.26%	02/01/07	80,918	80,918,000
5.25%(c)	02/02/07	50,345	50,337,658
5.26%(c)	02/22/07	107,549	107,219,004
5.26%	02/27/07	93,412	93,057,138
5.24%	03/29/07	282,544	280,240,952
Amsterdam Funding Corp. (A-1, P-1)
5.26%	02/14/07	70,000	69,867,039
Aquifer Funding LLC (A-1+, P-1)
5.28%(c)	02/06/07	132,000	131,903,200
Atlantis One Funding Corp. (A-1+, P-1)
5.23%	03/13/07	111,626	110,977,329
Atlas Capital Funding Corp. (A-1+, P-1)
5.25%	03/08/07	92,604	92,131,334
Barton Capital Corp. (A-1+, P-1)
5.25%	03/07/07	131,158	130,507,675
5.25%	03/08/07	58,832	58,531,712
Beethoven Funding Corp. (A-1, P-1)
5.26%	03/22/07	140,000	138,996,725
Beta Finance, Inc. (A-1+, P-1)
5.26%	02/20/07	49,690	49,552,055
Cafco LLC (A-1+, P-1)
5.26%	02/02/07	50,000	49,992,694
5.25%	02/05/07	21,701	21,688,341
5.25%	02/09/07	50,000	49,941,667
5.25%	02/26/07	100,000	99,635,417
5.25%	02/28/07	100,000	99,606,250
5.24%	04/04/07	200,000	198,195,111
Cancara Asset Securitisation LLC (A-1+, P-1)
5.26%	02/16/07	57,900	57,773,103
5.25%	04/23/07	25,000	24,704,688
5.24%	04/24/07	130,145	128,591,647
5.24%	04/25/07	219,788	217,130,183
CC USA, Inc. (A-1+, P-1)
5.26%	02/09/07	100,000	99,883,111
5.26%	02/12/07	103,000	102,834,456
5.26%	02/22/07	144,000	143,558,160
5.26%	02/26/07	100,000	99,634,722
5.26%	02/27/07	50,000	49,810,056
5.26%	02/28/07	120,000	119,527,050
5.25%	03/01/07	50,000	49,795,833
5.23%	03/08/07	22,000	21,888,136
Chariot Funding Corp. (A-1, P-1)
5.26%	02/09/07	102,263	102,143,580
Charta Corp. (A-1, P-1)
5.27%	02/02/07	52,000	51,992,388
5.26%	02/13/07	50,000	49,912,417
5.25%	02/26/07	100,000	99,635,417
5.25%	02/28/07	25,000	24,901,563
5.26%	03/21/07	100,000	99,299,333
5.24%	04/04/07	200,000	198,195,111
Ciesco LP (A-1+, P-1)
5.24%	02/16/07	25,000	24,945,365
5.25%	02/26/07	100,000	99,635,417
5.24%	04/04/07	50,000	49,548,347
Citigroup Funding, Inc. (A-1+, P-1)
5.26%	02/16/07	250,000	249,452,083
5.26%	02/20/07	25,000	24,930,597
5.26%	02/21/07	150,000	149,561,667
5.26%	02/22/07	125,000	124,616,458
5.26%	02/26/07	189,000	188,309,625
5.25%	04/26/07	72,000	71,118,000
5.25%	04/27/07	200,000	197,520,833
Concord Minutemen Capital Co. (A-1, P-1)
5.25%	02/02/07	118,000	117,982,792
5.29%	02/06/07	56,300	56,258,635
5.25%	02/20/07	43,139	43,019,469
5.28%	02/26/07	52,351	52,159,046
CRC Funding LLC (A-1+, P-1)
5.26%	02/02/07	100,000	99,985,389
5.27%	02/02/07	64,675	64,665,532
5.25%	02/05/07	164,000	163,904,333

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
5.25%	02/07/07	$42,470	$42,432,839
5.24%	03/22/07	100,000	99,286,778
5.24%	04/04/07	200,000	198,195,111
Crown Point Capital Co. (A-1, P-1)
5.25%	02/02/07	103,000	102,984,979
5.24%	04/04/07	105,234	104,284,322
Cullinan Finance Corp. (A-1+, P-1)
5.26%	02/01/07	173,611	173,611,000
5.25%	02/02/07	185,701	185,673,919
5.26%	02/22/07	200,000	199,386,333
Curzon Funding LLC (A-1+, P-1)
5.26%	02/21/07	50,000	49,853,889
5.24%	03/05/07	140,000	139,348,533
5.26%	03/16/07	100,000	99,371,722
Dakota Notes Program (A-1, P-1)
5.27%	02/09/07	151,000	150,823,162
5.26%	04/17/07	50,000	49,452,604
5.26%	04/19/07	200,000	197,749,889
5.26%	04/20/07	104,250	103,063,027
Dorada Finance, Inc. (A-1+, P-1)
5.26%	02/26/07	43,000	42,843,080
5.22%	03/15/07	64,500	64,106,819
Emerald Certificates MBNA (A-1+, P-1)
5.27%	02/13/07	34,000	33,940,273
5.27%	02/15/07	141,735	141,444,522
Fairway Finance Co. (A-1, P-1)
5.26%	02/21/07	37,162	37,053,404
5.25%	04/25/07	87,858	86,794,552
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%	02/09/07	102,263	102,143,580
Five Finance, Inc. (A-1+, P-1)
5.26%	02/14/07	29,500	29,443,966
5.26%	02/16/07	41,000	40,910,142
Govco, Inc. (A-1+, P-1)
5.26%	02/15/07	45,000	44,907,950
Grampian Funding LLC (A-1+, P-1)
5.25%	02/06/07	485,865	485,510,723
Greyhawk Funding LLC (A-1+, P-1)
5.25%	02/01/07	350,000	350,000,000
5.26%	02/22/07	75,000	74,769,875
5.26%	02/27/07	22,000	21,916,424
K2 (USA) LLC (A-1+, P-1)
5.25%	02/01/07	86,200	86,200,000
5.25%	02/02/07	196,200	196,171,388
5.26%	02/20/07	60,000	59,833,592
Lexington Parker Capital Co. (A-1, P-1)
5.25%	02/02/07	142,937	142,916,155
5.26%	02/21/07	43,374	43,247,252
5.24%	04/04/07	250,000	247,743,889
Mane Funding Corp. (A-1+, P-1)
5.24%	03/12/07	91,220	90,702,174
Mont Blanc Capital Corp. (A-1+, P-1)
5.26%	02/15/07	50,000	49,897,722
Newport Funding Corp. (A-1+, P-1)
5.25%	02/28/07	50,000	49,803,125
5.24%	04/24/07	50,000	49,403,222
Nieuw Amsterdam Receivables Corp. (A-1, P-1)
5.28%	02/07/07	43,000	42,962,160
5.26%	03/15/07	62,838	62,452,384
5.24%	04/23/07	101,063	99,871,467
North Sea Funding LLC (A-1+, P-1)
5.25%	04/10/07	80,706	79,905,666
Nyala Funding LLC (A-1+, P-1)
5.25%	04/16/07	85,048	84,130,190
5.20%	07/16/07	35,385	34,541,658
Old Line Funding Corp. (A-1+, P-1)
5.26%	03/14/07	59,931	59,571,980
Park Granada LLC (A-1+, P-1)
5.29%	02/27/07	90,000	89,656,150
Park Sienna LLC (A-1+, P-1)
5.29%	02/27/07	60,000	59,770,767
5.29%	02/27/07	133,000	132,491,866
5.29%	02/27/07	22,488	22,402,083
5.29%	02/28/07	40,178	40,018,594
Ranger Funding Co. LLC (A-1+, P-1)
5.25%	03/06/07	338,348	336,719,700
5.25%	03/16/07	253,501	251,911,337
Regency Markets No. 1 LLC (A-1, P-1)
5.25%	04/20/07	133,246	131,730,327
Scaldis Capital LLC (A-1+, P-1)
5.24%	04/16/07	51,696	51,138,645
Sheffield Receivables Corp. (A-1+, P-1)
5.26%	02/20/07	149,672	149,256,494
5.27%	02/20/07	52,916	52,768,820
5.27%	02/27/07	75,000	74,714,542
5.24%	04/25/07	70,090	69,242,427
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.26%	02/27/07	159,000	158,396,139
Simba Funding Corp. (A-1+, P-1)
5.25%	03/12/07	250,000	248,578,125
5.25%	03/13/07	50,000	49,708,333
Solitaire Funding LLC (A-1+, P-1)
5.25%	02/02/07	27,000	26,996,063
5.25%	02/27/07	204,050	203,276,310
5.26%	03/15/07	108,500	107,834,172
5.26%	03/20/07	200,000	198,627,861
5.24%	04/23/07	200,000	197,642,000
5.25%	04/23/07	100,000	98,818,750
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	35,000	35,000,000
5.25%	02/02/07	27,400	27,396,004
5.25%	02/15/07	73,600	73,449,733
Three Rivers Funding Corp. (A-1, P-1)
5.28%	03/01/07	57,496	57,260,107
Thunder Bay Funding, Inc. (A-1, P-1)
5.25%	04/05/07	57,158	56,632,861
Yorktown Capital LLC (A-1+, P-1)
5.25%	03/01/07	222,032	221,125,369
Zela Finance, Inc. (A-1+, P-1)
5.25%	02/06/07	40,000	39,970,833

			13,625,315,696

Banks — 9.5%
Bank of America Corp. (A-1+, P-1)
5.24%	04/02/07	800,000	793,013,333
5.24%	04/05/07	200,000	198,166,000
5.24%	04/24/07	125,000	123,508,056
Societe Generale N.A., Inc. (A-1+, P-1)
5.24%	04/04/07	204,512	202,668,154

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR [000]	VALUE
COMMERCIAL PAPER (Continued)
Banks (continued)
5.20%	07/23/07	$373,970	$364,687,857
UBS Finance Delaware LLC (A-1+, P-1)
5.24%	04/24/07	473,000	467,354,482
5.24%	04/25/07	1,230,000	1,215,140,233

			3,364,538,115

Finance Services — 0.6%
CIT Group, Inc. (A-1, P-1)
5.25%	02/20/07	36,721	36,619,252
5.26%	03/16/07	75,000	74,528,792
5.26%	03/19/07	84,021	83,456,285

			194,604,329

Security Brokers & Dealers — 1.1%
Bear Stearns & Co., Inc. (A-1, P-1)
5.25%	02/07/07	295,000	294,741,875
5.25%	02/08/07	100,000	99,897,917

			394,639,792

Short-Term Business Credit Institutions — 3.0%
General Electric Capital Services (A-1+, P-1)
5.25%	02/14/07	165,000	164,687,188
5.23%	03/30/07	900,000	892,547,250

			1,057,234,438

TOTAL COMMERCIAL PAPER
(Cost $18,636,332,370)			18,636,332,370

MASTER NOTES — 6.8%
Security Brokers & Dealers — 6.8%
Bank of America Securities LLC (A-1+, P-1)
5.38%(d)	02/01/07	608,650	608,650,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(d)	02/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(e)
5.48%(d)(f)	02/01/07	158,750	158,750,000
5.48%(d)(f)	02/01/07	63,675	63,675,000
5.48%(d)(f)	02/01/07	619,732	619,732,000
5.48%(d)(f)	02/01/07	286,012	286,012,000
5.48%(d)(f)	02/01/07	111,000	111,000,000

TOTAL MASTER NOTES
(Cost $2,397,819,000)			2,397,819,000

VARIABLE RATE OBLIGATIONS — 14.7%
Asset Backed Securities — 1.0%
Cullinan Finance Corp. (AAA, Aaa)
5.28%(d)	02/26/07	135,000	134,989,200
Racers XL (A-1, P-1)
5.34%(c)(d)	02/22/07	234,650	234,650,000

			369,639,200

Banks — 3.4%
Bank of New York Co., Inc. (A+, Aa3)
5.41%(c)(d)	02/27/07	125,000	125,000,000
Barclays Bank PLC (A-1+, P-1)
5.28%(d)	02/05/07	125,000	124,992,221
Calyon, New York (AA-, Aa3)
5.30%(d)	03/13/07	374,000	373,952,470
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)(e)
5.32%(d)	02/07/07	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa3)
5.26%(d)	02/05/07	250,000	249,953,801
Societe Generale N.A., Inc. (A-1+, P-1)
5.26%(d)	02/21/07	100,000	99,985,528
Wells Fargo & Co. (AA, Aa1)
5.39%(d)	02/02/07	190,000	190,000,616

			1,213,884,636

Insurance Carriers NEC — 0.8%
Travelers Insurance Co. (A-1+, P-1)
5.43%(d)(f)	04/02/07	250,000	250,000,000

Life Insurance — 3.7%
Allstate Life Global Funding II (Aa2, Aa2)
5.33%(c)(d)	02/27/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.43%(d)(f)	04/02/07	100,000	100,000,000
5.43%(d)(f)	04/02/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.43%(c)(d)	02/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(c)(d)	02/28/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.43%(d)(f)	03/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.45%(d)(f)	02/01/07	400,000	400,000,000

			1,270,000,000

Personal Credit Institutions — 1.8%
General Electric Capital Corp. (AAA, Aaa)
5.44%(d)	02/20/07	447,600	447,600,000
5.28%(d)	02/26/07	202,000	202,000,000

			649,600,000

Security Brokers & Dealers — 4.0%
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(f)	02/01/07	469,300	469,300,000
5.35%(c)(d)(f)	02/20/07	333,000	333,000,000
Lehman Brothers Holdings, Inc. (A-1, P-1)
5.36%(d)	02/01/07	93,000	93,000,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.36%(d)	02/01/07	78,000	78,000,000
5.37%(d)	02/01/07	100,000	100,000,000
5.37%(d)	02/01/07	87,000	87,000,000
5.38%(d)	02/15/07	250,000	250,000,000

			1,410,300,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $5,163,423,836)			5,163,423,836

TIME DEPOSITS — 1.0%
Citibank N.A. (A-1+, P-1)
5.28%	02/01/07	278,000	278,000,000
ING Bank (A-1+, P-1)
5.27%	02/01/07	95,000	95,000,000

TOTAL TIME DEPOSITS
(Cost $373,000,000)			373,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR [000]	VALUE
REPURCHASE AGREEMENTS — 1.5%
Deutsche Bank Securities Inc.
5.27%	02/01/07	$300,155	$300,155,000

(Agreement dated 01/31/07 to be repurchased at $300,198,939, collateralized by $383,332,897 Federal National Mortgage Assoc. Bonds 4.00% to 7.00% due 09/01/18 to 12/01/36. The value of the collateral is $309,159,650.)

Morgan Stanley & Co., Inc.
5.27%	02/01/07	252,000	252,000,000

(Agreement dated 01/31/07 to be repurchased at $252,036,890, collateralized by $255,916,000 Federal Farm Credit Bank Bonds and Federal National Mortgage Assoc. Medium Term Notes 4.23% to 6.75% due 05/08/08 to 06/06/31. The value of the collateral is $259,560,253.)

TOTAL REPURCHASE AGREEMENTS
(Cost $552,155,000)			552,155,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.0%
(Cost $34,897,889,445)			34,897,889,445

AFFILIATED INVESTMENTS — 1.2%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.34%(d)	02/28/07	121,400	121,400,000
PNC Bank, N.A.
5.01%	02/01/07	286,100	286,100,000

(Agreement dated 01/31/07 to be repurchased at $286,140,730, collateralized by $348,614,490 Federal Home Loan Mortgage Corp. and Federal National Mortgage Assoc. 5.00% to 6.50% due 06/01/35 to 09/01/36. The value of the collateral is $347,206,312.)

TOTAL AFFILIATED INVESTMENTS
(Cost $407,500,000)			407,500,000

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $35,305,389,445(a))			35,305,389,445
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(63,165,246)

NET ASSETS — 100.0%			$35,242,224,199

(a)	Aggregate cost for federal income tax purposes.
(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 5.0% of its net assets, with a current market value of $1,771,409,862, in securities restricted as to resale.
(d)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)	Ratings reflect those of guarantor.
(f)	Illiquid Security. As of January 31, 2007, the Fund held 9.2% of its net assets, with a current market value of $3,241,469,000, in these securities.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR [000]	VALUE
CERTIFICATES OF DEPOSIT — 22.1%
Domestic — 1.3%
Washington Mutual Bank FA (A-1, P-1)
5.33%	02/16/07	$127,000	$127,000,000

Euro Dollar — 2.9%
Credit Industriel et Commercial (A-1, P-1)
5.32%	04/10/07	170,000	170,001,584
5.38%	04/30/07	99,970	99,970,000

			269,971,584

Yankee — 17.9%
Bank of Ireland, Stamford (A-1, P-1)
5.30%(b)	03/08/07	40,150	40,150,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.34%(b)	07/30/07	123,000	123,000,000
Barclays Bank PLC, New York (A-1+, P-1)
5.33%(b)	02/14/07	122,000	122,000,000
5.32%(b)	04/02/07	192,500	192,500,000
5.32%(b)	05/08/07	55,000	55,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	02/05/07	300,000	300,000,000
5.34%(b)	02/08/07	150,000	149,999,265
Norinchukin Bank, New York (A-1, P-1)
5.34%(b)	04/24/07	200,000	200,000,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.87%(b)	02/02/07	252,900	252,900,000
Societe Generale, New York (A-1+, P-1)
5.27%(b)	05/11/07	250,000	250,000,000

			1,685,549,265

TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,082,520,849)			2,082,520,849

COMMERCIAL PAPER — 41.7%
Asset Backed Securities — 27.3%
Amstel Funding Corp. (A-1+, P-1)
5.26%	02/01/07	24,655	24,655,000
Apreco LLC (A-1+, P-1)
5.26%	02/09/07	50,000	49,941,556
Aquifer Funding LLC (A-1+, P-1)
5.28%	02/07/07	228,925	228,723,546
Atlantic Asset Securitization Corp. (A-1, P-1)
5.25%	04/16/07	78,481	77,634,059
Atlas Capital Funding Corp. (A-1+, P-1)
5.27%	02/15/07	64,100	63,968,631
Atomium Funding LLC (A-1, P-1)
5.26%	04/16/07	65,000	64,297,206
Beta Finance, Inc. (A-1+, P-1)
5.26%	02/20/07	16,150	16,105,166
CC USA, Inc. (A-1+, P-1)
5.26%	02/14/07	24,200	24,154,033
Citigroup Funding, Inc. (A-1+, P-1)
5.26%	02/16/07	150,000	149,671,250
5.26%	02/21/07	100,000	99,707,778
5.26%	02/26/07	61,000	60,777,181
Concord Minutemen Capital Co. (A-1, P-1)
5.26%	02/08/07	46,000	45,952,952
5.29%	02/20/07	41,741	41,624,461
5.25%	04/16/07	12,265	12,132,640
Crown Point Capital Co. (A-1, P-1)
5.26%	02/06/07	29,548	29,526,414
Cullinan Finance Corp. (A-1+, P-1)
5.25%	02/02/07	107,942	107,926,258
Dakota Notes Program (A-1, P-1)
5.27%	02/09/07	49,000	48,942,616
5.25%	04/20/07	98,750	97,626,719
Dorada Finance, Inc. (A-1+, P-1)
5.26%	02/07/07	20,000	19,982,467
Emerald Certificates MBNA (A-1+, P-1)
5.27%	02/15/07	46,155	46,060,408
Giro U.S. Funding Corp. (A-1, P-1)
5.26%	02/15/07	4,000	3,991,818
5.27%	03/29/07	44,018	43,657,150
5.25%	04/04/07	101,358	100,441,555
5.25%	04/05/07	101,358	100,426,773
5.26%	04/05/07	75,000	74,309,625
Hudson-Thames LLC (A-1+, P-1)
5.25%	04/05/07	12,116	12,004,684
5.25%	04/10/07	30,431	30,129,226
Lake Constance Funding LLC (A-1+, P-1)
5.25%	03/12/07	44,000	43,749,750
Links Finance LLC (A-1, P-1)
5.25%	03/16/07	60,000	59,623,750
Lockhart Funding LLC (A-1, P-1)
5.27%	02/13/07	34,534	34,473,335
5.28%	02/14/07	43,355	43,272,337
5.26%	04/13/07	91,345	90,397,397
North Sea Funding LLC (A-1+, P-1)
5.25%	03/21/07	35,819	35,568,267
5.27%	03/28/07	30,404	30,159,206
5.25%	04/10/07	20,650	20,445,221
5.25%	04/23/07	60,806	60,087,729
Nova Notes Program (A-1+, P-1)
5.26%	04/19/07	50,000	49,437,472
Nyala Funding LLC (A-1+, P-1)
5.25%	04/16/07	125,666	124,309,854
Park Granada LLC (A-1+, P-1)
5.29%	02/27/07	50,000	49,808,972
Polonius, Inc. (A-1, P-1)
5.27%	03/28/07	26,400	26,187,443
Sedna Finance, Inc. (A-1+, P-1)
5.25%	04/20/07	60,000	59,317,500
Sigma Finance, Inc. (A-1+, P-1)
5.25%	02/27/07	40,340	40,187,044
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.25%	04/12/07	65,000	64,336,458
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	10,200	10,200,000
Victory Receivables Corp. (A-1, P-1)
5.25%	02/12/07	55,000	54,911,771

			2,570,844,678

Banks — 9.1%
ANZ National Ltd. London (A-1+, P-1)
5.24%	04/24/07	137,000	135,364,829
Banco Bilbao Vizcaya Argentina (A-1, P-1)
5.26%	02/21/07	22,065	22,000,521
5.26%	02/22/07	29,435	29,344,684
5.26%	02/23/07	15,000	14,951,783
5.26%	02/27/07	32,500	32,376,536
5.25%	03/29/07	90,000	89,265,000
5.25%	04/03/07	50,000	49,555,208
5.25%	04/23/07	100,000	98,818,750
HBOS Treasury Services PLC (A-1+, P-1)
5.25%	02/14/07	75,000	74,857,812
Santander Finance, Inc. (A-1+, P-1)
5.20%	07/23/07	62,325	60,776,570

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR [000]	VALUE
COMMERCIAL PAPER (Continued)
Banks (continued)
Skandinav Enskilda Bank (A-1, P-1)
5.20%	07/25/07	$29,100	$28,367,917
Societe Generale N.A., Inc. (A-1+, P-1)
5.20%	07/23/07	46,870	45,706,661
Westpac Banking Corp. (A-1+, P-1)
5.24%	04/24/07	176,000	173,899,342

			855,285,613

Chemicals — 2.4%
BASF AG (A-1+, P-1)
5.23%	04/04/07	102,920	101,992,977
5.24%	04/16/07	125,000	123,652,326

			225,645,303

Mortgage Bankers & Correspondents — 2.3%
Countrywide Financial Corp. (A-1, P-2)
5.30%	02/02/07	39,769	39,763,145
5.30%	02/23/07	100,656	100,329,986
5.29%	02/28/07	79,000	78,686,568

			218,779,699

Telephone Communications — 0.6%
Verizon Communications (A-1, P-2)
5.29%	03/02/07	60,000	59,744,317

TOTAL COMMERCIAL PAPER
(Cost $3,930,299,610)			3,930,299,610

MASTER NOTES — 4.3%
Security Brokers & Dealers — 4.3%
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(c)	02/01/07	235,000	235,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(d)
5.48%(c)(e)	02/01/07	30,350	30,350,000
5.48%(c)(e)	02/01/07	67,101	67,101,000
5.48%(c)(e)	02/01/07	69,934	69,934,000

TOTAL MASTER NOTES
(Cost $402,385,000)			402,385,000

VARIABLE RATE OBLIGATIONS — 29.5%
Asset Backed Securities — 3.2%
Arkle Master Issuer PLC (AAA, Aaa)
5.30%(c)(f)	02/20/07	28,300	28,300,000
Cullinan Finance Corp. (AAA, Aaa)
5.28%(c)	02/26/07	57,000	56,995,440
Holmes Master Issuer PLC Series 2006-1A (AAA, Aaa)
5.30%(c)(f)	02/15/07	29,600	29,600,000
Racers XL (A-1, P-1)
5.34%(c)(f)	02/22/07	129,400	129,400,001
Wachovia Asset Securitization, Inc. Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(f)	02/26/07	25,389	25,389,170
Wachovia Asset Securitization, Inc. Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(f)	02/26/07	32,702	32,702,112

			302,386,723

Banks — 6.2%
Barclays Bank PLC (A-1+, P-1)
5.28%(c)	02/05/07	125,000	124,992,221
Dewberry IV LLP (Mercantile Safe & Deposit Trust Co. LOC) (AA-)(d)
5.37%(c)	02/07/07	15,500	15,500,000
Gables of Germantown (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	02/07/07	15,000	15,000,000
Green Knight Economic Development Series 04 (Fulton Bank LOC) (A-1)(d)
5.47%(c)	02/07/07	2,485	2,485,000
HBOS Treasury Services PLC (A-1+, P-1)
5.40%(c)	02/01/07	45,000	45,000,000
5.44%(c)(f)	03/26/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	02/07/07	1,425	1,425,000
Madison Hotel Investors LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.32%(c)	02/07/07	33,395	33,395,000
5.32%(c)	02/07/07	14,620	14,620,000
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	02/01/07	6,475	6,475,000
5.36%(c)	02/01/07	3,505	3,505,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	02/07/07	14,390	14,390,000
Oxford Capital Enterprise LLC (National City Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	02/07/07	2,325	2,325,000
Paca-Pratt Associates, Inc. (M&T Bank Corp. LOC) (A-1)(d)
5.37%(c)	02/07/07	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank N.A. LOC) (Aa1)(d)
5.32%(c)	02/07/07	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)(d)
5.42%(c)	02/01/07	6,810	6,810,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)(d)
5.47%(c)	02/01/07	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)(d)
5.40%(c)	02/07/07	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.37%(c)	02/07/07	1,490	1,490,000
Westpac Banking Corp. (AA-, Aa3)(d)
5.39%(c)	03/12/07	108,250	108,250,000

			588,397,221

Life Insurance — 8.5%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(f)	02/16/07	100,000	100,000,000
5.33%(c)(f)	02/27/07	40,000	40,000,000
Irish Life & Permanent PLC (A-1, P-1)
5.34%(c)(f)	02/22/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(c)(f)	02/28/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.50%(c)(e)	03/01/07	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.43%(c)(e)	03/13/07	300,000	300,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance (continued)
Transamerica Occidental Life Insurance Co. (A-1+, P-1) 5.51%(c)(e)	03/01/07	$26,000	$26,000,000

			806,000,000

Municipal Bonds — 2.1%
American National Fish & Wildlife Museum of Missouri RB Series 2004B DN (Commerce Bank N.A. LOC) (A-1)(d)
5.42%(c)	02/07/07	200	200,000
Bergen County New Jersey Import Authority RB (Encap Golf Holdings LLC Project) Series 2005D DN (Wachovia Bank N.A. LOC) (VMIG-1)
5.37%(c)	02/07/07	14,230	14,230,000
Covington Kentucky Industrial Building RB Series 2005A DN (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	02/07/07	9,120	9,120,000
Massachusetts State Housing Finance Agency RB (Avalon Flanders Project) Series 2004A DN (Morgan Guaranty Trust LOC) (A-1+)(d)
5.30%(c)	02/07/07	21,125	21,125,000
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	02/07/07	4,585	4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	02/07/07	1,045	1,045,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	02/07/07	2,800	2,800,000
Mayfield Spine Center RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	02/07/07	1,315	1,315,000
New York State Dormitory Authority RB (Taxable Project) Series 2005A DN (A-1+)
5.30%(c)	02/07/07	13,135	13,135,000
New York State Housing Finance Agency RB Series 2003B DN (Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)(d)
5.32%(c)	02/07/07	22,600	22,600,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, F1+)(d)
5.30%(c)	02/01/07	42,200	42,200,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (A-1+)(d)
5.35%(c)	02/01/07	7,100	7,100,000
SDB Capital LLC RB Series 2006A DN (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.32%(c)	02/07/07	20,000	20,000,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)(d)
5.30%(c)	02/07/07	9,300	9,300,000
Texas GO Series 2005I-C MB (Depfa Bank PLC SBPA) (A-1+, VMIG-1)(d)
5.30%(c)	02/07/07	13,500	13,500,000
5.30%(c)	02/07/07	5,270	5,270,000
Utah Telecommunication Open RB (Infrastructure Agency Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+)(d)
5.35%(c)	02/07/07	8,000	8,000,000

			195,525,000

Personal Credit Institutions — 3.9%
General Electric Capital Corp. (AAA, Aaa)
5.44%(c)	02/09/07	116,000	116,000,000
5.44%(c)	02/20/07	163,760	163,760,000
5.28%(c)	02/26/07	83,000	83,000,000

			362,760,000

Security Brokers & Dealers — 5.6%
Bear Stearns & Co., Inc. (A-1, P-1)
5.38%(c)	02/28/07	64,000	64,000,000
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(e)(f)	02/01/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(c)	02/15/07	200,000	200,000,000

			530,450,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,785,518,944)			2,785,518,944

TIME DEPOSITS — 1.9%
Citibank N.A. (A-1+, P-1)
5.28%
(Cost $184,000,000)	02/01/07	184,000	184,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.5%
(Cost $9,384,724,403)			9,384,724,403

AFFILIATED INVESTMENTS — 0.5%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.34%(c)
(Cost $52,000,000)	02/28/07	52,000	52,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $9,436,724,403(a))			9,436,724,403
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(1,619,371)

NET ASSETS — 100.0%			$9,435,105,032

(a)	Aggregate cost for federal income tax purposes.
(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(c)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Ratings reflect those of guarantor.
(e)	Illiquid Security. As of January 31, 2007, the Fund held 10.2% of its net assets, with a current market value of $959,835,000, in these securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold intransactions exempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 10.0% of its net assets, with a current market value of $941,841,283, in securities restricted as to resale.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 17.5%
Federal Farm Credit Bank Variable Rate Notes — 9.4%
5.19%(b)	02/01/07	$85,000	$84,975,067
5.23%(b)	02/01/07	105,000	104,988,740
5.24%(b)	02/01/07	30,000	29,997,345
5.25%(b)	02/12/07	80,000	80,000,299

			299,961,451

Federal Home Loan Bank Discount Notes — 0.2%
5.00%(c)	02/01/07	3,440	3,440,000
5.14%(c)	02/14/07	4,000	3,992,561

			7,432,561

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.7%
5.22%(b)	03/19/07	150,000	149,958,449

Federal National Mortgage Assoc. Variable Rate Notes — 3.2%
5.20%(b)	03/28/07	100,000	99,953,008

TOTAL AGENCY OBLIGATIONS
(Cost $557,305,469)			557,305,469

REPURCHASE AGREEMENTS — 81.9%
Deutsche Bank Securities Inc.
5.27%	02/01/07	300,000	300,000,000

(Agreement dated 01/31/07 to be repurchased at $300,043,917, collateralized by $600,704,898 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, and Government National Mortgage Assoc. Bonds 3.20% to 7.62% due 12/01/16 to 08/01/36. The value of the collateral is $309,000,000.)

Goldman Sachs & Co.
4.75%	02/01/07	50,019	50,019,000
(Agreement dated 01/31/07 to be repurchased at $50,025,600, collateralized by $44,795,000 U.S. Treasury Bonds 6.00% due 02/15/26. The value of the collateral is $51,019,908.)
Goldman Sachs & Co.
5.27%	02/01/07	214,715	214,715,000

(Agreement dated 01/31/07 to be repurchased at $214,746,432, collateralized by $226,328,378 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 12/01/30 to 11/01/36. The value of the collateral is $221,156,451.)

Goldman Sachs & Co.
5.28%	02/22/07	200,000	200,000,000

(Agreement dated 12/22/06 to be repurchased at $201,816,944, collateralized by $220,340,001 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 03/01/26 to 09/01/36. The value of the collateral is $206,000,000.)

Goldman Sachs & Co.
5.28%	02/26/07	300,000	300,000,000

(Agreement dated 11/28/06 to be repurchased at $303,956,250, collateralized by $376,649,070 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due 05/01/21 to 07/01/36. The value of the collateral is $309,000,000.)

Greenwich Capital Markets, Inc.
5.28%	02/01/07	214,715	214,715,000

(Agreement dated 01/31/07 to be repurchased at $214,746,492, collateralized by $798,674,510 Federal National Mortgage Assoc. Strips due 09/01/23 to 07/01/36. The value of the collateral is $221,157,295.)

Greenwich Capital Markets, Inc.
5.27%	03/12/07	200,000	200,000,000

(Agreement dated 12/11/06 to be repurchased at $202,664,278, collateralized by $382,773,758 Federal National Mortgage Assoc. Strips due 12/01/33 to 11/01/35. The value of the collateral is $206,001,670.)

Greenwich Capital Markets, Inc.
5.27%	04/23/07	200,000	200,000,000

(Agreement dated 01/23/07 to be repurchased at $202,635,000, collateralized by $320,288,294 Federal National Mortgage Assoc. Strips due 03/01/35 to 10/01/36. The value of the collateral is $206,002,078.)

Lehman Brothers Inc.
5.18%	02/01/07	84,000	84,000,000
(Agreement dated 01/31/07 to be repurchased at $84,012,087, collateralized by $85,833,000 U.S. Treasury Notes 4.50% to 5.13% due 11/15/10 to 06/30/11. The value of the collateral is $85,682,193.)
Lehman Brothers Inc.
5.22%	02/01/07	29,715	29,715,000
(Agreement dated 01/31/07 to be repurchased at $29,719,309, collateralized by $31,575,000 Tennessee Valley Authority Bonds 5.88% due 04/01/36. The value of the collateral is $30,609,962.)
Morgan Stanley & Co., Inc.
5.27%	02/01/07	198,000	198,000,000

(Agreement dated 01/31/07 to be repurchased at $198,028,985, collateralized by $202,027,000 Federal Farm Credit Bank Bonds, Federal Home Loan Bank Notes, Federal Home Loan Mortgage Corp. Notes, Federal National Mortgage Assoc. Bonds 2.38% to 5.76% due 02/15/07 to 04/12/21. The value of the collateral is $203,940,269.)

UBS Securities LLC
5.26%	02/01/07	309,005	309,005,000

(Agreement dated 01/31/07 to be repurchased at $309,050,149, collateralized by $751,379,864 Federal National Mortgage Assoc. Strips due 01/01/33 to 11/01/36. The value of the collateral is $318,276,123.)

UBS Securities LLC
5.28%	04/02/07	200,000	200,000,000

(Agreement dated 01/03/07 to be repurchased at $202,610,667, collateralized by $374,900,000 Federal National Mortgage Assoc. Strips, Financing Corp. Strips, and Resolution Funding Corp. Strip Principals due 03/26/07 to 10/15/19. The value of the collateral is $ 206,000,756.)

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE

REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
5.28%	04/30/07	$100,000	$100,000,000

(Agreement dated 01/19/07 to be repurchased at $101,481,333, collateralized by $202,215,000 Federal National Mortgage Assoc. Strips due 03/01/34 to 11/01/35. The value of the collateral is $103,001,372.)

TOTAL REPURCHASE AGREEMENTS
(Cost $2,600,169,000)			2,600,169,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.4%
(Cost $3,157,474,469)			3,157,474,469

AFFILIATED INVESTMENTS — 0.6%
PNC Bank, N.A.
5.01%

(Agreement dated 01/31/07 to be repurchased at $19,402,700, collateralized by $60,978,797 Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due 05/01/26 to 08/01/36. The value of the collateral is $60,517,778.)

(Cost $19,400,000)	02/01/07	19,400	19,400,000

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $3,176,874,469(a))			3,176,874,469
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(1,234,953)

NET ASSETS — 100.0%			$3,175,639,516

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	The rate shown is the effective yield on the discount notes at the time of purchase.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

T-FUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 100.3%
Deutsche Bank Securities Inc.
5.22%	02/01/07	$175,000	$175,000,000

(Agreement dated 01/31/07 to be repurchased at $175,025,375, collateralized by $426,420,020 U.S. Treasury Strips and Strip Principals 0.00% due 05/15/20 to 11/15/26. The value of the collateral is $178,500,003.)

Deutsche Bank Securities Inc.
5.21%	02/12/07	1,000,000	1,000,000,000

(Agreement dated 01/12/07 to be repurchased at $1,004,341,667, collateralized by $2,436,685,827 U.S. Treasury Strips and Strip Principals 0.00% due 05/15/20 to 11/15/26. The value of the collateral is $1,020,000,020.)

Greenwich Capital Markets, Inc.
5.21%	02/01/07	900,000	900,000,000

(Agreement dated 01/31/07 to be repurchased at $900,130,250, collateralized by $1,385,938,877 U.S. Treasury Notes, U.S. Treasury Strips, and U.S. Treasury Strip Principals 3.00% to 11.75% due 02/15/07 to 02/15/36. The value of the collateral is $918,001,342.)

Greenwich Capital Markets, Inc.
5.20%	04/11/07	185,000	185,000,000
(Agreement dated 01/11/07 to be repurchased at $187,405,000, collateralized by $189,985,000 U.S. Treasury Notes 4.63% due 12/31/11. The value of the collateral is $188,704,619.)
J.P. Morgan Securities Inc.
5.07%	02/01/07	200,000	200,000,000

(Agreement dated 01/31/07 to be repurchased at $200,028,167, collateralized by $534,345,000 U.S. Treasury Notes and U.S. Treasury Strip Principals 4.50% due 11/15/10 to 02/15/36. The value of the collateral is $204,001,780.)

J.P. Morgan Securities Inc.
5.18%	02/01/07	270,000	270,000,000
(Agreement dated 01/31/07 to be repurchased at $270,038,850, collateralized by $262,729,000 U.S. Treasury Notes 3.13% to 6.00% due 05/15/07 to 11/15/10. The value of the collateral is $275,402,219.)
Lehman Brothers Inc.
5.18%	02/01/07	42,400	42,400,000
(Agreement dated 01/31/07 to be repurchased at $42,406,101, collateralized by $43,015,000 U.S. Treasury Notes 5.13% due 06/30/08. The value of the collateral is $43,252,391.)
Merrill Lynch Government Securities Inc.
4.98%	02/01/07	104,792	104,792,000
(Agreement dated 01/31/07 to be repurchased at $104,806,496, collateralized by $103,925,000 U.S. Treasury Notes 5.13% due 05/15/16. The value of the collateral is $106,889,076.)
Morgan Stanley & Co., Inc.
5.20%	02/01/07	646,122	646,122,000

(Agreement dated 01/31/07 to be repurchased at $646,215,329, collateralized by $638,659,000 U.S. Treasury Inflation Indexed Securities and U.S. Treasury Notes 2.38% to 6.13% due 08/15/07 to 01/15/25. The value of the collateral is $662,483,560.)

UBS Securities LLC
5.20%	02/01/07	225,000	225,000,000
(Agreement dated 01/31/07 to be repurchased at $225,032,500, collateralized by $173,880,000 U.S. Treasury Bonds 8.00% due 11/15/21. The value of the collateral is $229,505,358.)
UBS Securities LLC
5.20%	03/01/07	450,000	450,000,000
(Agreement dated 01/30/07 to be repurchased at $451,950,000, collateralized by $347,755,000 U.S. Treasury Bonds 8.00% due 11/15/21. The value of the collateral is $459,004,117.)
UBS Securities LLC
5.20%	04/10/07	510,000	510,000,000

(Agreement dated 01/10/07 to be repurchased at $516,630,000, collateralized by $499,724,000 U.S. Treasury Bonds and U.S. Treasury Notes 5.13% to 8.00% due 06/30/11 to 11/15/21. The value of the collateral is $520,205,820.)

TOTAL INVESTMENTS IN SECURITIES — 100.3%
(Cost $4,708,314,000(a))			4,708,314,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(15,192,610)

NET ASSETS — 100.0%			$4,693,121,390

(a)	Aggregate cost for federal income tax purposes.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDERAL TRUST FUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 100.1%
Federal Farm Credit Bank Discount Notes — 0.3%
5.17%(b)	02/14/07	$336	$335,373
5.14%(b)	03/20/07	140	139,060

			474,433

Federal Farm Credit Bank Variable Rate Notes — 40.2%
5.19%(c)	02/01/07	15,000	14,995,600
5.23%(c)	02/01/07	20,000	19,997,836
5.24%(c)	02/01/07	15,000	14,998,672
5.26%(c)	02/07/07	7,000	7,002,075
5.22%(c)	03/28/07	10,000	9,998,642

			66,992,825

Federal Home Loan Bank Discount Notes — 59.6%
5.00%(b)	02/01/07	6,560	6,560,000
5.14%(b)	02/07/07	4,000	3,996,570
5.15%(b)	02/07/07	10,000	9,991,417
5.15%(b)	02/13/07	169	168,710
5.14%(b)	02/14/07	5,000	4,990,710
5.11%(b)	02/20/07	133	132,641
5.14%(b)	02/21/07	5,000	4,985,708
5.08%(b)	02/27/07	325	323,808
5.07%(b)	02/28/07	909	905,544
5.16%(b)	02/28/07	127	126,508
5.18%(b)	02/28/07	5,000	4,980,594
5.12%(b)	03/07/07	4,000	3,980,658
5.15%(b)	03/07/07	261	259,730
5.13%(b)	03/09/07	3,000	2,984,610
5.16%(b)	03/09/07	886	881,433
5.15%(b)	03/15/07	5,000	4,969,958
5.14%(b)	03/16/07	610	606,255
5.14%(b)	03/21/07	5,000	4,965,733
5.15%(b)	03/23/07	3,184	3,161,226
5.14%(b)	03/28/07	1,404	1,392,964
5.16%(b)	03/28/07	6,000	5,952,746
4.00%(b)	03/30/07	3,165	3,158,918
5.13%(b)	04/09/07	11,856	11,742,805
5.14%(b)	04/09/07	1,000	990,434
5.13%(b)	04/13/07	422	417,730
5.13%(b)	04/18/07	5,000	4,945,850
5.15%(b)	04/18/07	650	642,933
5.13%(b)	04/20/07	3,907	3,863,599
5.14%(b)	04/25/07	7,470	7,381,534

			99,461,326

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $166,928,584(a))			166,928,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(120,155)

NET ASSETS — 100.0%			$166,808,429

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield on the discount notes at the time of purchase.
(c)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TREASURY TRUST FUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. TREASURY OBLIGATIONS — 108.4%
U.S. Treasury Bills — 93.3%
4.70%	02/01/07	$19,486	$19,486,000
4.72%	02/01/07	22,114	22,114,000
4.77%	02/01/07	6,534	6,534,000
4.82%	02/01/07	54,082	54,082,000
4.83%	02/01/07	3,159	3,159,000
4.84%	02/01/07	16,994	16,994,000
4.80%	02/08/07	20,000	19,981,329
4.89%	02/08/07	24,711	24,687,499
4.90%	02/08/07	28,798	28,770,564
4.91%	02/08/07	10,275	10,265,195
4.96%	02/08/07	20,000	19,980,707
4.78%	02/15/07	60,000	59,888,350
4.79%	02/15/07	122,592	122,363,638
4.81%	02/15/07	23,181	23,137,639
4.82%	02/15/07	50,000	49,906,375
4.96%	02/15/07	46,744	46,653,821
4.76%	02/22/07	50,000	49,861,167
4.78%	02/22/07	75,000	74,791,050
4.82%	02/22/07	27,954	27,875,321
4.85%	02/22/07	14,594	14,552,711
4.86%	02/22/07	24,070	24,001,691
4.90%	02/22/07	1,609	1,604,401
4.88%	03/01/07	55,404	55,193,517
4.89%	03/01/07	128	127,513
4.82%	03/08/07	75,000	74,648,906
4.84%	03/08/07	10,348	10,299,357
4.90%	03/08/07	6,406	6,375,483
4.92%	03/08/07	5,806	5,778,200
4.93%	03/08/07	51,146	50,900,757
4.94%	03/08/07	31,642	31,490,184
4.97%	03/22/07	83,615	83,049,368
4.97%	03/29/07	50,000	49,613,444
4.91%	04/05/07	15,000	14,871,113
5.00%	04/19/07	7,328	7,249,631
4.94%	05/31/07	28,600	28,132,978

			1,138,420,909

U.S. Treasury Notes — 15.1%
2.25%	02/15/07	110,000	109,884,024
3.38%	02/28/07	75,000	74,908,358

			184,792,382

TOTAL INVESTMENTS IN SECURITIES — 108.4%
(Cost $1,323,213,291(a))			1,323,213,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%
(including $99,423,472 of payable for investments purchased)			(102,683,084)

NET ASSETS — 100.0%			$1,220,530,207

(a)	Aggregate cost for federal income tax purposes.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 96.1%
Alabama — 4.0%
Columbia IDRB (Alabama Power Co. Project) Series 1999A DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.70%(b)	02/01/07	$31,800	$31,800,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.68%(b)	02/01/07	88,105	88,105,000

			119,905,000

Alaska — 0.1%
Matanuska-Susitna Borough RB (Merlots Trust Receipts) Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.53%(b)(c)	02/07/07	3,120	3,120,000

Arizona — 1.1%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	3,155	3,168,641
Pima County Arizona IDRB (El Dorado Hospital Project) Series 2004 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	5,400	5,400,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.66%(b)(c)	02/07/07	14,300	14,300,000
Salt River Project Arizona Agriculture Import & Power Dist. ROC-II 9019 DN (Citibank N.A. LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	7,025	7,025,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.52%(b)	02/07/07	2,500	2,500,000

			32,393,641

Arkansas — 0.7%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.66%(b)	02/07/07	15,400	15,400,000
Fort Smith Sales & Use Tax RB Series 2006 MB (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,292,429

			20,692,429

California — 1.2%
California Department of Water Resource Power Supply RB Series 2005F-5 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.63%(b)	02/01/07	18,220	18,220,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	5,040	5,040,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	940	940,000
Los Angeles Unified School District GO (Munitops Trust Certificates) Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	12,995	12,995,000

			37,195,000

Colorado — 3.0%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.66%(b)	02/07/07	11,355	11,355,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.77%(b)	02/07/07	11,815	11,815,000
Colorado General Fund RB Series 2006 RAN (SP-1+)
4.50%	06/27/07	30,000	30,085,508
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.63%(b)	02/07/07	3,715	3,715,000
Colorado Regional Transportation District Sales Tax RB (Eagle Trust Receipts) Series 2006A-0120 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.66%(b)(c)	02/07/07	8,000	8,000,000
Colorado Regional Transportation District Sales Tax RB (Eagle Trust Receipts) Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.66%(b)(c)	02/07/07	4,400	4,400,000
Colorado Regional Transportation District Sales Tax RB (Reset Option Certificates Trust) Series 2006 RR-II-R-657 DN (AMBAC Insurance, Citibank N.A. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	10,020	10,020,000
Colorado Springs Utilities RB (Citibank Trust Receipts) Series 2005R ROC-II-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	7,465	7,465,000
Lower Colorado River Authority RB (Merlots Trust Receipts) Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.53%(b)(c)	02/07/07	2,000	2,000,000

			88,855,508

Delaware — 0.7%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	02/07/07	2,460	2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.75%(b)	02/07/07	1,970	1,970,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Delaware (continued)
Delaware Economic Development Authority RB (St. Edmonds Academy Project) Series 2005 DN (Merchantile Safe & Deposit Trust Co. LOC) (VMIG-1)
3.66%(b)	02/07/07	$10,500	$10,500,000
New Castle County Student Housing Authority RB (University Courtyard Appartments Project) Series 2005 DN (Bank of New York LOC) (VMIG-1)
3.64%(b)	02/07/07	4,900	4,900,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	02/07/07	2,875	2,875,000

			22,705,000

District of Columbia — 0.2%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(b)	02/07/07	3,545	3,545,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.65%(b)	02/07/07	1,700	1,700,000

			5,245,000

Florida — 1.8%
Florida Juvenile Department RB (Merlots Trust Receipts) Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	10,620	10,620,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.68%(b)	02/01/07	6,585	6,585,000
Jacksonville RB (Municipal Securities Trust Certificates) Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets
Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	8,760	8,760,000
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
3.67%(b)	02/07/07	12,000	12,000,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.66%(b)(c)	02/07/07	2,740	2,740,000
Pinellas County Housing Finance Authority RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
3.69%(b)(c)	02/07/07	2,170	2,170,000
Port St. Lucie RB (Munitops Trust Certificates) Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	10,750	10,750,000

			53,625,000

Georgia — 1.6%
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+)
3.56%(b)	02/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.66%(b)	02/07/07	1,280	1,280,000
Atlanta Water & Wastewater RB (Eagle Trust Receipts) Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB (Eagle Trust Receipts) Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.66%(b)	02/07/07	1,109	1,109,000
Burke County TECP (National Rural Utilities LOC) (A-1+, MIG-1)
3.60%	03/06/07	5,460	5,460,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (SunTrust Bank LOC) (Aa3)
3.62%(b)	02/07/07	1,805	1,805,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.65%(b)	02/07/07	5,925	5,925,000
Columbus Hospital Authority RB (St Francis Hospital Project) Series 2000A DN (Synovus Securities, Inc. LOC)
3.67%(b)	02/07/07	10,020	10,020,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) Series 1995 DN (Federal National Mortgage Assoc. Guaranty) (A-1+, VMIG-1)
3.53%(b)	02/07/07	400	400,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.65%(b)	02/07/07	1,100	1,100,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (SunTrust Bank LOC) (Aa3)
3.62%(b)	02/07/07	1,900	1,900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	3,000	3,000,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.62%(b)	02/07/07	2,000	2,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.69%(b)(c)	02/07/07	2,310	2,310,000

			48,324,000

Hawaii — 0.8%
Hawaii GO (Eagle Trust Receipts) Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.66%(b)(c)	02/07/07	3,600	3,600,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Hawaii (continued)
Hawaii GO (Municipal Securities Trust Certificates) Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	$9,990	$9,990,000
Hawaii GO Series 1996 MB (FSA Insurance) (AAA, Aaa)
6.00%	03/01/07	1,805	1,808,385
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Insurance, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
3.60%(b)	02/07/07	7,500	7,500,000

			22,898,385

Illinois — 4.5%
Central Lake County Action Water Agency RB (Merlots Trust Receipts) Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.53%(b)(c)	02/07/07	4,960	4,960,000
Chicago Board of Education GO (Merlots Trust Receipts) Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.53%(b)(c)	02/07/07	3,090	3,090,000
Chicago Board of Education RB (Municipal Securities Trust Certificates) Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB (Merlots Trust Receipts) Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.53%(b)(c)	02/07/07	5,270	5,270,000
Chicago Park District RB (Eagle Trust Receipts) Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	5,345	5,345,000
Chicago Sales Tax RB (Merlots Trust Receipts) Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.53%(b)(c)	02/07/07	5,000	5,000,000
Chicago Transportation Authority RB Putters Series 2006-1651 DN (AMBAC Insurance, Dresdner Bank AG LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	20,960	20,960,000
Du Page County RB (Municipal Securities Trust Certificates) Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
3.71%(b)(c)	02/07/07	2,935	2,935,000
Illinois Educational Facilities Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.55%(b)	02/07/07	1,800	1,800,000
Illinois Educational Facilities Authority RB (Macon Trust Certificates) Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.65%(b)(c)	02/01/07	2,780	2,780,000
Illinois GO (Macon Trust Certificates) Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	3,500	3,500,000
Illinois GO (Merlots Trust Reciepts) Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	2,485	2,485,000
Illinois Health Facilities Authority RB (Municipal Securities Trust Certificates) Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	14,835	14,835,000
Lake County First Preservation District GO (Citibank Trust Receipts) Series 2003R ROC-II DN (Citibank N.A. Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	1,975	1,975,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (Municipal Securities Trust Certificates) Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.55%(b)(c)	02/07/07	9,210	9,210,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (P-Float Trust Receipts) Series 2005Z-5 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	4,405	4,405,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (P-Float Trust Receipts) Series 2006Z-8 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)	02/07/07	6,455	6,455,000
Regional Transportation Authority GO (Merlots Trust Receipts) Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.53%(b)(c)	02/07/07	1,600	1,600,000
Rockford Industrial Development Authority RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Ilsley Bank LOC)
3.74%(b)	02/07/07	3,765	3,765,000
University of Illinois RB (Merlots Trust Receipts) Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	3,500	3,500,000
Will County Community School District No. 365 GO (Goldman Sachs Trust Receipts) Series 2006Z TOCS-10 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	2,065	2,065,000
Will County GO (Municipal Securities Trust Certificates) Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.55%(b)(c)	02/07/07	7,725	7,725,000

			134,325,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana — 4.7%
Daviess County Econmic Development RB (Daviess Community Hospital Project) Series 2006 DN (Radian Insurance, KeyBank N.A. SBPA) (VMIG-1)
3.64%(b)	02/07/07	$6,405	$6,405,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group LOC) (A-1+)
3.66%(b)	02/07/07	10,000	10,000,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	11,950	12,019,071
Indiana Bond Bank RB (Interim Advanced Funding Program) Series 2007 RAN
3.65%	02/01/07	15,000	15,000,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.66%(b)	02/07/07	17,635	17,635,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.66%(b)	02/07/07	20,435	20,435,000
Indiana RB (Municipal Securities Trust Certificates) Series 2001A DN (Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	11,115	11,115,000
Indiana Transportation Finance Authority Highway RB Series 2004 DN (FGIC Insurance, Bank of New York SBPA) (A-1+)
3.66%(b)(c)	02/07/07	4,000	4,000,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.66%(b)	02/07/07	4,600	4,600,000
Porter County Industrial Jail Building Corp. RB (Merlots Trust Receipts) Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.53%(b)(c)	02/07/07	7,125	7,125,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.66%(b)	02/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB (Merlots Trust Receipts) Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.53%(b)(c)	02/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.66%(b)	02/07/07	6,840	6,840,000

			142,674,071

Iowa — 1.7%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.77%(b)	02/07/07	8,000	8,000,000
Iowa Finance Authority Healthcare Facilities RB Putters Series 2006-1477 DN (Radian Insurance, J.P. Morgan Chase & Co. SBPA)
3.66%(b)(c)	02/07/07	9,395	9,395,000
Iowa GO series 2006 TRAN (SP - 1 + MIG - )
4.25%	06/29/07	$16,600	$16,647,615
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.55%(b)	02/07/07	1,600	1,600,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.57%(b)	02/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
3.60%(b)	02/07/07	4,500	4,500,000
Wapello County RB (Ottumwa Regional Health Center Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Depfa Bank PLC SBPA) (A-1+)
3.60%(b)	02/07/07	1,305	1,305,000

			50,647,615

Kansas — 0.0%
Kansas Development Finance Authority RB (Water Pollution Control Revolving Project) Series 1997-11 MB (AAA, Aaa)
5.20%	05/01/07	1,080	1,084,939

Kentucky — 0.8%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.65%(b)	02/07/07	4,400	4,400,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
3.78%(b)	02/07/07	1,415	1,415,000
Kentucky Economic Development Finance Authority RB (Pooled Hospital Loan Program Project) Series 1998 DN (ACA Capital Insurance, Bank One N.A. Liquidity Facility)
3.49%(b)	02/07/07	16,000	16,000,000
Kentucky Public Energy Gas Authority RB Series 2006 DN (Societe Generale Group LOC) (A-1+, VMIG-1)
3.74%(b)	02/01/07	300	300,000

Louisville & Jefferson Counties Metropolitan Government Health System RB (Reset Option Certificates Trust Norton Healthcare, Inc. Project) Series 2006 RR-II-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

3.65%(b)(c)	02/07/07	2,555	2,555,000

			24,670,000

Louisiana — 3.4%
Louisiana Gas & Fuel Tax RB (Reset Option Certificates Trust) Series 2006 RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	8,500	8,500,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.66%(b)(c)	02/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.66%(b)(c)	02/07/07	1,040	1,040,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (continued)
Louisiana GO (Merlots Trust Receipts) Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.53%(b)(c)	02/07/07	$8,000	$8,000,000
Louisiana GO Series 1997A MB (FGIC Insurance) (AAA, Aaa)
6.00%(d)	04/15/07	5,000	5,024,424
Louisiana GO Series 2005A MB (MBIA Insurance) (AAA, Aaa)
5.00%	08/01/07	3,360	3,384,261
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.66%(b)	02/07/07	1,935	1,935,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.71%(b)	02/07/07	22,435	22,435,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.71%(b)	02/07/07	20,000	20,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
3.69%(b)	02/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.65%(b)	02/07/07	4,000	4,000,000

			102,053,685

Maryland — 2.9%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.66%(b)	02/07/07	5,310	5,310,000
Howard County RB (Glenelg Country School Project) Series 2001 DN (Mercantile Safe & Deposit Trust Co. LOC) (A-1)
3.63%(b)	02/07/07	2,100	2,100,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.63%(b)	02/07/07	3,260	3,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank N.A. LOC) (VMIG-1)
3.61%(b)	02/07/07	12,500	12,500,000
Maryland Health & Higher Education Facilities Authority RB (Doctors’ Community Hospital Issue Project) Series 1997 DN (M&T Bank Corp. LOC) (A-1)
3.66%(b)	02/07/07	5,125	5,125,000
Maryland Health & Higher Education Facilities Authority RB (Doctors’ Community Hospital Issue Project) Series 1999 DN (M&T Bank Corp. LOC) (A-1)
3.66%(b)	02/07/07	3,770	3,770,000
Maryland Health & Higher Education Facilities Authority RB (Pickersgill Project) Series 2006 DN (Radian Insurance, Branch Banking & Trust Co. SBPA) (A-1, P-1)
3.65%(b)	02/07/07	7,345	7,345,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.67%(b)	02/07/07	8,430	8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	02/07/07	3,770	3,770,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.69%(b)	02/07/07	2,600	2,600,000
Montgomery County TECP (Fortis Bank LOC)
3.62%	02/01/07	10,000	10,000,000
3.55%	03/07/07	23,000	23,000,000

			87,210,000

Massachusetts — 2.2%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,853,268
Massachusetts Development Finance Agency RB (Becker College Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.64%(b)	02/07/07	5,725	5,725,000
Massachusetts TECP (Dexia Credit Local LOC) (A-1+, P-1)
3.63%	02/16/07	35,100	35,100,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,202,588

			65,880,856

Michigan — 4.2%
Dearborn School District GO (Merlots Trust Receipts) Series 2007C-05 DN (FGIC Insurance, Bank of New York LOC) (A-1+)
3.66%(b)(c)	02/07/07	24,865	24,865,000
Detroit Sewer Authority RB (Municipal Products, Inc. Trust Receipts) Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.66%(b)(c)	02/07/07	3,490	3,490,000
Detroit Water Supply System RB (Reset Option Certificates Trust) Series 2006 RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	6,895	6,895,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank N.A. LOC) (A-1+)
3.64%(b)	02/07/07	2,050	2,050,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, Depfa Bank PLC SBPA) (A-1+)
3.62%(b)	02/07/07	2,000	2,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Michigan (continued)
Kalamazoo Education Authority RB (Friendship Village Project) Series 1997A DN (Fifth Third Bank N.A. LOC) (A-1+)
3.50%(b)	02/07/07	$3,005	$3,005,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
3.74%(b)	02/07/07	8,380	8,380,000
Michigan Building Authority RB (Eagle Trust Receipts) Series 2006-0142 DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.66%(b)(c)	02/07/07	41,700	41,700,000
Michigan Building Authority RB Series 1997I MB (AMBAC Insurance) (AAA, Aaa)
6.50%	10/01/07	5,750	5,861,525
Michigan GO Series 2006A MB (Depfa Bank PLC LOC) (SP-1+, MIG-1)
4.25%	09/28/07	6,500	6,530,994
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
3.72%(b)	02/07/07	5,335	5,335,000
Michigan Strategic Fund Limited Obligation RB (Holland Home Group Project) Series 2005A DN (Fifth Third Bank N.A. LOC)
3.61%(b)	02/01/07	10,560	10,560,000
Wayne St. University Michigan RB (Munitops Trust Certificates) Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.65%(b)(c)	02/07/07	5,000	5,000,000

			125,672,519

Minnesota — 2.4%
Minneapolis & St. Paul Metropolitan Airports Commission RB (Merlots Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
3.53%(b)(c)	02/07/07	4,985	4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB (Municipal Securities Trust Certificates) Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.70%(b)(c)	02/07/07	2,000	2,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.66%(b)(c)	02/07/07	35,400	35,400,000
Minnesota Public Facilities Authority Water PCRB (Merlots Trust Receipts) Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	14,710	14,710,000
Washington County Housing & Redevelopment Authority Multi-Family RB (P-Float Trust Receipts) Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty) (A-1+)
3.67%(b)(c)	02/07/07	6,995	6,995,000
West St. Paul ISD Number 197 RB (Trust Receipts) Series 6506-ROC-R-II DN (Citibank N.A. SBPA) (A-1+)
3.65%(b)(c)	02/07/07	7,135	7,135,000

			71,225,000

Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.71%(b)	02/07/07	3,575	3,575,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.71%(b)	02/07/07	10,650	10,650,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.71%(b)	02/01/07	15,000	15,000,000

			29,225,000

Missouri — 1.1%
Jackson County Special Obligation RB (Reset Option Certificates Trust) Series 2006 RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	10,115	10,115,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (J.P. Morgan Chase & Co. LOC) (VMIG-1)
3.66%(b)(c)	02/07/07	7,335	7,335,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.55%(b)	02/07/07	14,860	14,860,000

			32,310,000

Multi-State — 0.2%
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	02/07/07	5,370	5,370,000

Nebraska — 0.3%
Omaha GO (Eagle Trust Receipts) Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.66%(b)(c)	02/07/07	8,000	8,000,000

Nevada — 1.9%
Clark County Airport RB (Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,995	4,995,000
Clark County School District GO (Merlots Trust Receipts) Series 2006C-09 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA)
(A-1+, AAA)
3.53%(b)(c)	02/07/07	33,840	33,840,000
Clark County School District RB (Municipal Securities Trust Certificates) Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.53%(b)(c)	02/07/07	12,480	12,480,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Nevada (continued)
Reno Capital Improvement RB (Municipal Securities Trust Certificates) Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	$7,600	$7,600,000

			58,915,000

New Hampshire — 0.6%
New Hampshire Business Finance Authority Industrial Facility RB (Foundation for Seacoast Health Project) Series 1998A DN (Bank of America N.A. LOC) (A-1+)
3.63%(b)	02/07/07	6,205	6,205,000
New Hampshire Business Finance Authority Industrial Facility RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	02/07/07	4,310	4,310,000
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance, Inc. Guaranty, Fleet National Bank SBPA) (A-1+)
3.67%(b)	02/07/07	7,000	7,000,000

			17,515,000

New Jersey — 1.4%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.67%(b)	02/07/07	5,430	5,430,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Bank of New York LOC) (A-1+)
3.61%(b)	02/07/07	10,000	10,000,000
New Jersey Economic Development Authority RB (P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA) (VMIG-1)
3.66%(b)(c)	02/07/07	12,100	12,100,000
New Jersey Transportation Trust Fund Capital Appreciation RB (Municipal Securities Trust Certificates Transportation System Project) Series 2006C DN (MBIA Insurance) (VMIG-1)
3.55%(b)(c)	02/07/07	11,695	11,695,000
New Jersey Transportation Trust Fund Capital Appreciation RB Series 2006Z DN (FSA Insurance) (F-1+)
3.67%(b)(c)	02/07/07	1,860	1,860,000

			41,085,000

New Mexico — 0.3%
University of New Mexico RB (Munitops Trust Certificates) Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.65%(b)(c)	02/07/07	10,290	10,290,000

New York — 2.3%
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.47%(b)	02/07/07	18,500	18,500,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
3.47%(b)	02/07/07	12,400	12,400,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.47%(b)	02/07/07	1,000	1,000,000
New York Dormitory Authority RB (Teresian House Housing Corp. Project) Series 2003 DN (Lloyds TSB Bank PLC LOC) (A-1+)
3.56%(b)	02/07/07	15,375	15,375,000
New York Municipal Water Finance Authority TECP (A-1+, P-1)
3.67%	02/08/07	10,000	10,000,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(b)	02/07/07	11,460	11,460,000

			68,735,000

North Carolina — 4.7%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.60%(b)	02/07/07	56,000	56,000,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	315	315,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.65%(b)	02/07/07	4,300	4,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.65%(b)	02/07/07	1,125	1,125,000
North Carolina GO (Highway Project) Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	2,500	2,507,684
North Carolina GO Series 2002E DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.47%(b)	02/07/07	3,300	3,300,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.53%(b)(c)	02/07/07	5,500	5,500,000
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.63%(b)	02/07/07	4,900	4,900,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (continued)
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC) (A-1)
3.57%(b)	02/07/07	$5,710	$5,710,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	2,640	2,640,000
Union County GO Series 2004A DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.60%(b)	02/07/07	27,085	27,085,000
University of North Carolina RB (Eagle Trust Receipts) Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	10,000	10,000,000
University of North Carolina RB (Munitops Trust Certificates) Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	5,995	5,995,000
Wake County GO Series 2004 MB (AAA, Aaa)
4.00%	03/01/07	4,500	4,501,299

			140,678,983

Ohio — 5.2%
Akron Income Tax RB (Munitops Trust Certificates Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.65%(b)(c)	02/07/07	31,530	31,530,000
Butler County Hospital Facilities RB Putters Series 2006-1596 DN (FGIC Insurance, J.P. Morgan Chase & Co. SBPA)
3.66%(b)(c)	02/07/07	4,000	4,000,000
Cincinnati School District COP (Eagle Trust Receipts) Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	4,400	4,400,000
Cleveland Airport RB (Municipal Products, Inc. Trust Receipts) Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.65%(b)(c)	02/07/07	8,505	8,505,000
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.63%(b)	02/07/07	22,900	22,900,000
Cuyahoga County Health Care Facilities RB (A.M. McGregor Home Project) Series 2004 DN (KeyBank N.A. LOC) (A-1)
3.64%(b)	02/07/07	2,425	2,425,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (J.P. Morgan Chase & Co. LOC)
3.66%(b)	02/07/07	1,850	1,850,000
East Knox Local School District Howard GO Series 2006 BAN (SP-1)
4.25%	06/01/07	9,850	9,873,278
East Knox Local School District Howard GO Series 2007 BAN (SP-1)
5.00%	06/01/07	1,475	1,481,731
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.65%(b)	02/07/07	5,700	5,700,000
Franklin County Healthcare Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.64%(b)	02/07/07	6,000	6,000,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.65%(b)	02/07/07	290	290,000
Hamilton County Health Care Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.61%(b)	02/07/07	1,300	1,300,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase & Co. LOC) (VMIG-1)
3.61%(b)	02/07/07	1,500	1,500,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.61%(b)	02/07/07	300	300,000
Hamilton County Sales Tax RB Series 2006 ROCS-RR-II-R-9051 DN (FSA Insurance, Citibank N.A. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	15,000	15,000,000
Jackson County RB (Hospital Facilities Project) Series 2005 DN (Radian Insurance, Fifth Third Bank N.A. LOC) (AA, F-1+)
3.64%(b)	02/07/07	9,300	9,300,000
Madeira City School District School Improvement GO (Munitops Trust Certificates) Series 2006-37 MB (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (MIG-1)
3.60%(c)	02/07/07	6,995	6,995,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
3.68%(b)	02/07/07	2,500	2,500,000
Ohio GO (Common Schools Project) Series 2004B MB (AA+, Aa1)
5.00%	03/15/07	1,000	1,001,700
Ohio GO (Common Schools Project) Series 2005A DN
3.48%(b)	02/07/07	2,100	2,100,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.63%(b)	02/07/07	2,000	2,000,000
Summit County Port Authority RB (Lawrence School Project) Series 2005 DN (Fifth Third Bank N.A. LOC)
3.61%(b)	02/01/07	3,475	3,475,000
University of Cincinnati General Receipts RB Series 2007B DN (VMIG-1)
3.65%(b)	02/07/07	5,000	5,000,000
University of Toledo RB (Societe Generale Trust Receipts) Series 2001 SGA-125 DN (FGIC Insurance, Societe Generale Group Liquidity Facility) (A-1+)
3.51%(b)(c)	02/07/07	5,600	5,600,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (continued)
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.69%(b)	02/07/07	$2,455	$2,455,000

			157,481,709

Oklahoma — 0.2%
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
3.90%(b)	02/07/07	2,235	2,235,000
Oklahoma ISD No. 89 GO Series 2002 MB (FGIC Insurance) (AAA, Aaa)
5.00%	02/01/07	3,000	3,000,000

			5,235,000

Oregon — 0.2%
Multnomah County Hospital Facilites Authority RB (Terwilliger Plaza Project) Series 2006C DN (Bank of America N.A. LOC) (A-1+)
3.62%(b)	02/07/07	6,500	6,500,000

Pennsylvania — 4.8%
Allegheny County Hospital Development Authority RB Putters Series 1281 DN (FGIC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (A-1)
3.66%(b)(c)	02/07/07	3,160	3,160,000
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance) (A-1+)
3.63%(b)	02/07/07	3,655	3,655,000
Butler County IDRB (Concordia Lutheran Project) Series 2004A DN (Bank of America N.A. LOC) (A-1+)
3.61%(b)	02/07/07	3,055	3,055,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 DN (KBC Bank N.V. LOC) (F-1+)
3.63%(b)	02/07/07	10,000	10,000,000
Delaware Valley IDRB (Citibank Trust Receipts) Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.66%(b)(c)	02/07/07	5,000	5,000,000
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+)
3.66%(b)(c)	02/07/07	8,815	8,815,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005B DN (Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.73%(b)	02/01/07	400	400,000
Harrisburg Authority School RB (Harrisburg Project) Series 2003 DN (AMBAC Insurance, WestLB AG Liquidity Facility) (A-1+)
3.61%(b)	02/07/07	31,200	31,200,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC) (A-1, VMIG-1)
3.64%(b)	02/07/07	5,335	5,335,000
Philadelphia Authority IDRB (Municipal Securities Trust Certificates) Series 2001-9016A DN (FGIC Insurance, Bear Stearns Captial Markets Liquidity Facility) (A-1)
3.51%(b)(c)	02/07/07	5,500	5,500,000
Philadelphia Gas Works RB Series 2006-6 DN (FSA Insurance, Multiple SBPA’s) (A-1+)
3.61%(b)	02/07/07	33,400	33,400,000
Philadelphia TECP (Morgan Guaranty Trust LOC) (A-1+, P-1)
3.59%	02/05/07	20,000	20,000,000
Union County Hospital Authority RB (Evangelical Community Hospital Project) Series 2001 DN (Fleet National Bank SBPA, Radian Asset Assurance, Inc. Guaranty) (A-1)
3.40%(b)	02/01/07	9,610	9,610,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.64%(b)	02/07/07	2,295	2,295,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.69%(b)	02/07/07	1,810	1,810,000

			143,235,000

Puerto Rico — 1.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2006R-709CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty)
3.66%(b)(c)	02/07/07	30,000	30,000,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots Trust Receipts) Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,830	3,830,000
Commonwealth of Puerto Rico RB (Municipal Products, Inc. Trust Receipts) Series 2006 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility) (A-1+)
3.63%(b)(c)	02/07/07	6,100	6,100,000

			39,930,000

South Carolina — 1.8%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.66%(b)	02/07/07	4,000	4,000,000
Greenville County School District RB (UBS Municipal Certificates) Series 2006-02 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.66%(b)(c)	02/01/07	7,390	7,390,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.66%(b)(c)	02/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (Synovus Securities, Inc. LOC)
3.65%(b)	02/07/07	5,750	5,750,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.66%(b)	02/07/07	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc. Guaranty) (VMIG-1)
3.67%(b)	02/07/07	8,000	8,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
South Carolina (continued)
South Carolina Transitional Infrastructure RB (Munitops Trust Certificates) Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.65%(b)(c)	02/07/07	$10,475	$10,475,000

			55,615,000

Tennessee — 6.1%
Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (AmSouth Bank of Alabama LOC) (A-1)
3.64%(b)	02/07/07	12,400	12,400,000
Cleveland IDRB (YMCA Metropolitan Chattanooga Project) Series 1999 DN (SunTrust Bank LOC) (Aa2)
3.62%(b)	02/07/07	1,400	1,400,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.56%(b)	02/07/07	1,805	1,805,000
Knoxville Waste Water System RB Putters Series 2006-1292 DN (MBIA Insurance) (A-1)
3.66%(b)(c)	02/07/07	8,090	8,090,000
Memphis GO Series 1995A DN (WestLB AG LOC) (A-1+, VMIG-1)
3.80%(b)	02/07/07	100	100,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB Series 2006-1578 DN (Morgan Guaranty Trust LOC)
3.67%(b)(c)	02/07/07	82,500	82,500,000
Tennessee Energy Acquisition Corp. Gas RB (Merlots Trust Receipts) Series 2007C-07 DN (Bank of New York SBPA) (A-1+)
3.67%(b)(c)	02/07/07	8,940	8,940,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-95TP DN (Branch Banking & Trust Co. SBPA)
3.65%(b)(c)	02/07/07	8,375	8,375,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-98 DN (The Goldman Sachs Group, Inc. Guaranty)
3.66%(b)(c)	02/07/07	8,005	8,005,000
Tennessee Energy Acquisition Corp. Gas RB Series 2007-1580 DN (Morgan Stanley Group Liquidity Facility)
3.65%(b)(c)	02/07/07	52,695	52,695,000
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (SunTrust Bank LOC) (A-1+, VMIG-1)
3.62%(b)	02/07/07	600	600,000

			184,910,000

Texas — 11.1%
Austin Water & Wastewater System RB (Merlots Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
3.53%(b)(c)	02/07/07	2,475	2,475,000
Austin Water & Wastewater System RB (Municipal Products, Inc. Trust Receipts) Series 2006I-4 DN (MBIA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.65%(b)(c)	02/07/07	7,900	7,900,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.53%(b)(c)	02/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.69%(b)(c)	02/07/07	2,395	2,395,000
Coppell ISD RB (Municipal Securities Trust Certificates) Series 2006A-14 DN
3.70%(b)(c)	02/07/07	2,145	2,145,000
Dallas ISD Building GO (Munitops Trust Certificates) Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.66%(b)(c)	02/07/07	11,565	11,565,000
De Soto ISD RB (Citigroup Trust Receipts) Series 2004R-2107-ROC-II DN (PSF Guaranty, Citigroup Global Markets Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	6,090	6,090,000
Eagle Mountain & Saginaw ISD GO (Municipal Securities Trust Receipts) Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.53%(b)(c)	02/07/07	4,000	4,000,000
El Paso Certificates GO Series 2000 MB (FSA Insurance) (Aaa)
5.88%	08/15/07	1,665	1,684,925
Harris County RB (Citibank Trust Receipts) Series 2002-1029-ROC-II DN (FSA Insurance) (A-1+)
3.65%(b)(c)	02/07/07	1,880	1,880,000
Harrison County Health Facilities Development Corp. RB (Marshall Regional Medical Center Project) Series 2006 DN (AmSouth Bank LOC) (VMIG-1)
3.64%(b)	02/07/07	9,900	9,900,000
HFDC Century Retirement Facility RB (Gleannloch Farms Project) Series 2006C DN (Sovereign Bank LOC, Citibank N.A. LOC)
3.62%(b)	02/07/07	10,250	10,250,000
Houston GO (Munitops Trust Certificates) Series 2006-88 DN (FS AInsurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.66%(b)(c)	02/07/07	7,400	7,400,000
Houston GO Putters Series 2006-1610 DN (FSA Insurance, J.P. Morgan Chase & Co. LOC) (A-1+)
3.66%(b)(c)	02/07/07	24,950	24,950,000
Houston ISD GO (Municipal Securities Trust Certificates) Series 2005A-234 BAN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.55%(b)(c)	02/07/07	7,305	7,305,000
Houston ISD GO Putters Series 2005 DN (PSF Guaranty, J.P. Morgan Chase & Co. LOC) (VMIG-1)
3.66%(b)(c)	02/07/07	5,340	5,340,000
Houston Water & Sewer System RB (Municipal Securities Trust Certificates) Series 2006A-5015 MB (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (MIG-1)
3.85%(b)(c)	06/20/07	14,905	14,905,000
Houston Water & Sewer System TECP (A-1, P-1)
3.65%	03/15/07	10,000	10,000,000
Lower Colorado River Authority RB Series 1999B MB (FSA Insurance)
6.00%	05/15/07	3,000	3,020,479
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	9,395	9,395,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (continued)
Pasadena ISD GO (Munitops Trust Certificates) Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.66%(b)(c)	02/07/07	$10,690	$10,690,000
Rio Grande Constitution ISD RB Putters Series 2006-1494 DN (PSF Guaranty, J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	3,145	3,145,000
Socorro ISD GO (Citigroup Trust Receipts) Series 2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
3.65%(b)(c)	02/07/07	2,490	2,490,000
Texas A&M University RB (Trust Receipts) Series 2003R-4005 ROC-II DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	4,945	4,945,000
Texas GO (P-Float Trust Receipts) Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.65%(b)(c)	02/07/07	4,010	4,010,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	7,650	7,650,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	95,050	95,550,153
Texas Tech University RB (Municipal Securities Trust Certificates) Series 2002A DN (MBIA Insurance) (A-1)
3.53%(b)(c)	02/07/07	13,630	13,630,000
Texas Transportation Community-Mobility Funding GO Series 2005A MB (AA, Aa1)
4.00%	04/01/07	1,750	1,751,253
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.62%(b)	02/07/07	5,425	5,425,000
University of Texas Permanent University Fund RB (Citibank Trust Receipts) Series 2005-ROC- II-R-2194 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	11,830	11,830,000
University of Texas RB (Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	6,240	6,240,000
University of Texas TECP (A-1+, P-1)
3.60%	04/02/07	20,000	20,000,000

			335,056,810

Utah — 0.1%
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000
Vermont — 0.9%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
3.69%(b)	02/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	02/07/07	4,830	4,830,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.73%(b)	02/01/07	16,000	16,000,000

			28,605,000

Virginia — 1.0%
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC) (A-1)
3.68%(b)	02/01/07	22,320	22,320,000
Hampton Roads Regional Jail Authority Facilities RB (Citibank Trust Receipts) Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	1,395	1,395,000
Harrisburg IDA RB Series 2006A DN (Sovereign Bank LOC, Citibank N.A. LOC) (A-1+)
3.62%(b)	02/07/07	6,620	6,620,000
Virginia Public School Authority RB (Trust Receipts) Series 2003R-4050-ROC-II DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	100	100,000

			30,435,000

Washington — 5.7%
King County School District RB (Municipal Securities Trust Certificates Highline Public Schools Project) Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.53%(b)(c)	02/07/07	11,750	11,750,000
King County Sewer RB (Eagle Trust Receipts) Series 2006A-0160 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	20,000	20,000,000
Seattle GO (Municipal Securities Trust Certificates) Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.53%(b)(c)	02/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB (Merlots Trust Receipts) Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.53%(b)(c)	02/07/07	7,380	7,380,000
Spokane County School District No. 081 GO (Citibank Trust Receipts) Series 2003R-ROC- II-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	3,540	3,540,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.65%(b)(c)	02/07/07	2,290	2,290,000
Washington GO (Merlot Trust Receipts) Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.53%(b)(c)	02/07/07	12,475	12,475,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.66%(b)(c)	02/07/07	5,170	5,170,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Washington (continued)
Washington GO Putters Series 2006-1625 DN (AMBAC Insurance, Dresdner Bank AG Liquidity Facility) (VMIG-1)
3.66%(b)(c)	02/07/07	$17,785	$17,785,000
Washington Health Care Facilities Authority RB (Reset Option Certificates Trust) Series 2006 RR-II-R-669 DN (Radian Insurance, Citibank N.A. Guaranty) (Aa)
3.66%(b)(c)	02/07/07	640	640,000
Washington Health Care Facilities Authority RB (Seattle Cancer Care Project) Series 2005 DN (KeyBank N.A. LOC) (A-1)
3.65%(b)	02/01/07	4,250	4,250,000
Washington Health Care Facilities Authority RB (Swedish Health Services Project) Series 2006 DN (Citibank N.A. LOC) (VMIG-1)
3.60%(b)	02/07/07	20,000	20,000,000
Washington Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.51%(b)	02/07/07	3,140	3,140,000
Washington Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998B DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.51%(b)	02/07/07	4,170	4,170,000
Washington Metro Area Transportation TECP
3.55%	03/05/07	55,000	55,000,000

			171,590,000

West Virginia — 0.2%

West Virginia Economic Development Authority RB (Municipal Securities Trust Certificates Juvenile Correctional Project) Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.53%(b)(c)	02/07/07	4,990	4,990,000

Wisconsin — 1.7%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
3.53%(b)	02/07/07	8,100	8,100,000
Southeast Wisconsin Professional Baseball Park RB (Merlots Trust Receipts) Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.53%(b)(c)	02/07/07	5,280	5,280,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.64%(b)	02/07/07	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc. Guaranty) (F-1)
3.64%(b)	02/07/07	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.64%(b)	02/07/07	9,800	9,800,000
Wisconsin Health & Educational Facilities Authority RB (Watertown Memorial Hospital, Inc. Project) Series 2006 DN (Radian Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+)
3.64%(b)	02/07/07	5,000	5,000,000
Wisconsin TECP (A-1+, P-1)
3.61%	03/05/07	15,000	15,000,000

			50,185,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 96.1%
(Cost $2,889,295,150)			2,889,295,150

AFFILIATED INVESTMENTS — 4.4%
Chesterfield County IDRB (P-Float Trust Receipts) Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.69%(b)(c)(e)	02/07/07	24,995	24,995,000
Chesterfield County IDRB (P-Float Trust Receipts) Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (F-1+, AA-)
3.69%(b)(c)(e)	02/07/07	9,750	9,750,000
Hamilton County Hospital Facilities RB (P-Float Trust Receipts) Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
3.69%(b)(c)(e)	02/07/07	3,880	3,880,000
Indianapolis Public Improvment RB (P-Float Trust Receipts) Series 2006 PZ-7 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facilty) (F-1+)
3.67%(b)(c)	02/07/07	4,080	4,080,000
Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
3.69%(b)(c)(e)	02/07/07	28,000	28,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (P-Float Trust Receipts) Series 2005 PZ-9 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.67%(b)(c)(e)	02/07/07	12,830	12,830,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (P-Float Trust Receipts) Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.67%(b)(c)(e)	02/07/07	5,610	5,610,000
New Jersey Economic Development Authority RB (P-Float Trust Receipts) Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.63%(b)(c)	02/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB (P-Float Trust Receipts) Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.66%(b)(c)(e)	02/07/07	2,320	2,320,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Pennsylvania Higher Educational Facilities Authority RB (P-Float Trust Receipts) Series 2004 MT-042 DN (Lloyds TSB Bank PLC LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.67%(b)(c)(e)	02/07/07	$7,100	$7,100,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
3.71%(b)(c)(e)	02/07/07	3,160	3,160,000
Sacrament Municipal Utilities District Electric RB (Municipal Securities Trust Receipts) Series 2004P-18 DN (Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	02/07/07	2,590	2,590,000
San Diego Public Facilities Financing Authority Lease RB (P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1+, AAA)
3.66%(b)(c)(e)	02/07/07	19,755	19,755,000
Triborough Bridge & Tunnel Authority RB (P-Float Trust Receipts) Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.66%(b)(c)(e)	02/07/07	5,000	5,000,000

TOTAL AFFILIATED INVESTMENTS
(Cost $131,270,000)			131,270,000

TOTAL INVESTMENTS IN SECURITIES — 100.5%
(Cost $3,020,565,150(a))			3,020,565,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(13,901,805)

NET ASSETS — 100.0%			$3,006,663,345

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securi-tiesActof1933.Thesesecuritiesmayberesoldintransactionsexempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 45.6% of its net assets, with a current market value of $1,371,471,000, in securities restricted as to resale.
(d)	Illiquid Security. As of January 31, 2007, the Fund held 0.2% of its net assets, with a current market value of $5,024,424, in these securities.
(e)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.3%
Alabama — 2.8%
Alabama Housing Financing Authority Single Family Mortgages RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2)
3.76%(b)	02/07/07	$10,000	$10,000,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	02/07/07	900	900,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.70%(b)	02/01/07	6,800	6,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.75%(b)	02/01/07	4,800	4,800,000
Jefferson County Economic IDA RB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
3.71%(b)	02/07/07	1,370	1,370,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.68%(b)	02/01/07	5,500	5,500,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	02/07/07	1,300	1,300,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.71%(b)	02/07/07	1,800	1,800,000

			32,470,000

Arizona — 0.8%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	1,460	1,466,313
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.60%(b)	03/01/07	7,700	7,700,000

			9,166,313

California — 0.0%
California Housing Finance Agency Home Mortgage RB Series 2002F AMT DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.70%(b)	02/01/07	100	100,000

Colorado — 4.7%
Colorado Health Facilities Authority Economic Development RB (Johnson Publishing Co. Project) Series 1999A AMT DN (Bank One N.A. LOC) (A1)
3.85%(b)	02/07/07	1,065	1,065,000
Colorado Housing & Finance Authority Single Family Mortgage RB Series 2003B-3 AMT DN (J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.56%(b)	02/07/07	52,500	52,500,000

			53,565,000

Florida — 6.2%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.61%(b)	02/07/07	6,600	6,600,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
3.75%(b)	02/01/07	1,930	1,930,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.68%(b)	02/01/07	10,900	10,900,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
3.68%(b)	02/01/07	20,440	20,440,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.63%(b)	02/07/07	2,195	2,195,000
Pinellas County IDRB Series 2004 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.78%(b)	02/07/07	2,250	2,250,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D DN (National Rural Utilities LOC) (A-1)
3.53%(b)	06/15/07	10,000	10,000,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
3.55%(b)	03/15/07	5,710	5,710,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 2003H-4 DN (National Rural Utilities Guaranty) (A-1)
3.55%(b)	03/15/07	9,375	9,375,000

			71,255,000

Georgia — 0.7%
Cartersville Development Authority RB (Aquafil USA, Inc. Project) Series 2005 AMT DN (Branch Banking & Trust Co. LOC)
3.75%(b)	02/07/07	100	100,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.69%(b)	02/07/07	300	300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.70%(b)	02/07/07	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.70%(b)	02/07/07	1,000	1,000,000
Griffin-Spalding County IDRB (Woodland Industries Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.73%(b)	02/07/07	1,550	1,550,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (continued)
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.70%(b)	02/07/07	$1,000	$1,000,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.70%(b)	02/07/07	3,100	3,100,000

			8,050,000

Illinois — 2.4%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.74%(b)	02/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB (Munitops Trust Certificates) Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.70%(b)(c)	02/07/07	7,225	7,225,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
3.81%(b)	02/07/07	1,615	1,615,000
Illinois Development Finance Authority IDRB (Alternative Behavior Treatment Project) Series 2005 DN (J.P. Morgan Chase & Co. LOC)
3.60%(b)	02/07/07	1,475	1,475,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
3.79%(b)	02/07/07	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.69%(b)	02/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.75%(b)	02/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
3.75%(b)	02/07/07	4,155	4,155,000
Illinois GO Series 2003B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.51%(b)	02/07/07	2,275	2,275,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
3.84%(b)	02/07/07	360	360,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.74%(b)	02/07/07	1,500	1,500,000

			27,935,000

Indiana — 3.6%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
3.78%(b)	02/07/07	2,050	2,050,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.79%(b)	02/07/07	945	945,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.79%(b)	02/07/07	1,520	1,520,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.75%(b)	02/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	3,800	3,821,964
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.86%(b)	02/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.73%(b)	02/07/07	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Morris Manufacturing & Sales Corp. Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.74%(b)	02/07/07	1,200	1,200,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
4.05%(b)	02/07/07	500	500,000
Indiana Finance Authority Enviromental RB (Mittal Steel USA Project) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.58%(b)	02/07/07	5,200	5,200,000
Indiana Housing & Community Development Authority Single Family Mortgages RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	5,000	5,000,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, J.P. Morgan Chase & Co. SBPA)
3.84%(b)	02/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	3,000	3,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.75%(b)	02/07/07	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.84%(b)	02/07/07	850	850,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.74%(b)	02/07/07	3,170	3,170,000

			41,646,964

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Iowa — 0.4%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC)
3.76%(b)	02/07/07	$3,600	$3,600,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
3.95%(b)	02/07/07	1,000	1,000,000

			4,600,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
3.71%(b)	02/07/07	2,250	2,250,000

Kentucky — 2.4%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.83%(b)	02/07/07	900	900,000
Clark County PCRB (Eastern Kentucky Power National Rural Co-op Utilities Project) Series 1984J-1 DN (A-1, P-1)
3.55%(b)	04/16/07	4,580	4,580,000
Clark County PCRB (Eastern Kentucky Power National Rural Co-op Utilities Project) Series 1984J-2 DN (A-1, MIG-1)
3.55%(b)	04/15/07	5,945	5,945,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank N.A. LOC)
3.88%(b)	02/07/07	1,610	1,610,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
3.83%(b)	02/07/07	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	02/07/07	301	301,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.95%(b)	02/07/07	2,320	2,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
3.90%(b)	02/07/07	7,400	7,400,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.68%(b)	02/15/07	2,800	2,800,000

			26,966,000

Louisiana — 1.2%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.70%(b)	02/07/07	2,150	2,150,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
3.86%(b)	02/07/07	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
3.74%(b)	02/07/07	2,050	2,050,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.86%(b)	02/07/07	1,340	1,340,000
New Orleans Finance Authority RB (Morgan Keegan Municipal Products, Inc. Municipal Trust Reciepts) Series 2006G AMT DN (A-1+)
3.71%(b)(c)	02/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
3.71%(b)	02/07/07	2,530	2,530,000

			13,220,000

Maine — 0.5%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
3.71%(b)	02/07/07	1,900	1,900,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	4,000	4,000,000

			5,900,000

Maryland — 3.0%
Maryland Department of Housing & Community Development RB (Harbor City Project) Series 1990C AMT DN (Mercantile Safe & Deposit Trust Co. LOC)
3.68%(b)	02/07/07	3,130	3,130,000
Maryland Department of Housing & Community Development RB (Residential Housing Project) Series 2006D DN (MIG-1)
3.40%	03/07/07	6,000	6,000,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	02/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
3.71%(b)	02/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (E. John Schmitz Project) Series 2000 AMT DN (Mercantile Safe & Deposit Trust Co. LOC) (A-1+)
3.66%(b)	02/07/07	1,770	1,770,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.76%(b)	02/01/07	870	870,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.76%(b)	02/07/07	2,355	2,355,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.76%(b)	02/07/07	5,195	5,195,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.76%(b)	02/07/07	2,200	2,200,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (continued)
Wicomico County Economic Development RB (Plymouth Tube Co. Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
3.85%(b)	02/07/07	$1,200	$1,200,000

			33,860,000

Massachusetts — 2.0%
Massachusetts Health & Educational Facilities Authority RB (Bentley College Project) Series 2000K DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.48%(b)	02/07/07	15,200	15,200,000
Massachusetts Health & Educational Facilities Authority RB (Massachusetts Institute of Technology University Project) Series 2001J-1 DN (A-1+, VMIG-1)
3.51%(b)	02/07/07	2,100	2,100,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,183,317

			22,483,317

Michigan — 6.4%
Detroit Economic Development Authority RB (Merlots Trust Receipts) Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.61%(b)(c)	02/07/07	2,500	2,500,000
Detroit Water Supply System RB Series 2006 DN (FSA Insurance, Depfa Bank PLC Liquidity Facility) (A-1+, VMIG-1)
3.58%(b)	02/07/07	11,600	11,600,000
Lakeview Communitiy Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,074,467
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.85%(b)	02/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.84%(b)	02/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.78%(b)	02/07/07	1,730	1,730,000
Michigan Strategic Fund Limited Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.62%(b)	02/07/07	450	450,000
Michigan Strategic Fund Limited Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	1,635	1,635,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.78%(b)	02/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	2,000	2,000,000
Michigan Strategic Fund Limited Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
3.91%(b)	02/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.95%(b)	02/07/07	2,920	2,920,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	2,075	2,075,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.91%(b)	02/07/07	200	200,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.78%(b)	02/07/07	2,445	2,445,000
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.78%(b)	02/07/07	2,210	2,210,000
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.69%(b)	02/01/07	7,490	7,490,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
3.78%(b)	02/07/07	6,825	6,825,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.74%(b)	02/07/07	4,000	4,000,000
Wayne St. University Michigan RB (Munitops Trust Certificates) Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.65%(b)(c)	02/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
3.78%(b)	02/07/07	10,600	10,600,000

			73,369,467

Minnesota — 2.0%
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
3.82%(b)	02/07/07	2,500	2,500,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.66%(b)(c)	02/07/07	7,100	7,100,000
University of Minnesota RB Series 1999A DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+, VMIG-1)
3.48%(b)	02/07/07	13,465	13,465,000

			23,065,000

Missouri — 0.9%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.82%(b)	02/07/07	1,125	1,125,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.77%(b)	02/07/07	1,920	1,920,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Missouri (continued)
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.79%(b)	02/07/07	$3,275	$3,275,000
St. Louis IDRB Series 2005A AMT DN (Marshall & Ilsley Bank LOC) (A-1)
3.77%(b)	02/07/07	3,480	3,480,000

			9,800,000

Montana — 0.1%
Montana Housing Board RB (Merlots Trust Receipts) Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	02/07/07	1,430	1,430,000

Multi-State — 3.7%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
3.76%(b)(c)	02/07/07	11,715	11,715,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.71%(b)	02/01/07	22,802	22,801,773
Morgan Keegan Municipal Products, Inc. RB (Municipal Trust Receipts) Series 2005C AMT DN (Banque Nationale de Paribas Liquidity Facility) (A-1+)
3.71%(b)(c)	02/07/07	5,000	5,000,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
3.74%(b)(c)	02/07/07	2,710	2,710,000

			42,226,773

Nevada — 0.3%
Clark County Airport RB (Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,000	4,000,000

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.63%(b)	02/07/07	980	980,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
3.58%(b)	02/07/07	1,805	1,805,000

			2,785,000

New Jersey — 1.7%
Lincoln Park GO Series 2006 BAN (A-1)
4.25%	02/28/07	8,107	8,110,404
New Jersey Economic Development Authority RB (P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA) (VMIG-1)
3.66%(b)(c)	02/07/07	3,330	3,330,000
New Jersey Turnpike Authority RB Series 2003C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.45%(b)	02/07/07	4,800	4,800,000
New Jersey Turnpike Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.45%(b)	02/07/07	3,700	3,700,000

			19,940,404

New York — 9.2%
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.58%(b)	02/07/07	5,000	5,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.57%(b)	02/07/07	3,400	3,400,000
Lewis County IDA RB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.73%(b)	02/07/07	1,230	1,230,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.57%(b)	02/07/07	45,400	45,400,000
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,007,804
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.47%(b)	02/07/07	24,900	24,900,000
Suffolk County IDA RB (St. Anthony’s High School Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC)
3.58%(b)	02/07/07	12,000	12,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.63%(b)	02/07/07	1,240	1,240,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
3.73%(b)	02/07/07	1,810	1,810,000

			104,987,804

North Carolina — 5.2%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.60%(b)	02/07/07	10,000	10,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.68%(b)	02/01/07	22,570	22,570,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.75%(b)	02/07/07	1,190	1,190,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (continued)
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2005-22C AMT MB (A-1+, MIG-1)
3.65%	10/01/07	$7,500	$7,500,000
North Carolina Housing Finance Agency RB (Merlots Trust Receipts) Series 2006B-12 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	02/07/07	9,005	9,005,000
North Carolina Housing Finance Agency RB Series 2002 ROC-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.68%(b)(c)	02/07/07	2,075	2,075,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
3.60%(b)	02/07/07	1,300	1,300,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.75%(b)	02/07/07	1,260	1,260,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.75%(b)	02/07/07	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.78%(b)	02/07/07	2,400	2,400,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.61%(b)	02/07/07	700	700,000

			59,800,000

North Dakota — 0.8%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.58%(b)	02/07/07	5,000	5,000,000
Mercer County Solid Waste Disposal RB (National Rural Utilities Untied Power Project) Series 1995A AMT MB (A-1)
3.60%(b)	03/01/07	2,200	2,200,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	02/07/07	1,430	1,430,000

			8,630,000

Ohio — 5.4%
Akron Income Tax RB (Munitops Trust Certificates Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.65%(b)(c)	02/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.64%(b)	02/07/07	1,800	1,800,000
Cleveland Waterworks RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA)
3.62%(b)	02/07/07	1,800	1,800,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	1,000	1,002,161
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.75%(b)	02/07/07	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.63%(b)	02/07/07	350	350,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.65%(b)	02/07/07	770	770,000
Franklin County Healthcare Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.64%(b)	02/07/07	6,000	6,000,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase & Co. LOC) (VMIG-1)
3.61%(b)	02/07/07	2,350	2,350,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.47%(b)	02/07/07	2,290	2,290,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,001,329
Licking County GO BAN
4.25%	11/28/07	480	482,472
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.63%(b)	02/07/07	1,010	1,010,000
Ohio GO (Common Schools Project) Series 2005A DN
3.48%(b)	02/07/07	1,200	1,200,000
Ohio GO (Common Schools Project) Series 2006C DN
3.50%(b)	02/07/07	3,700	3,700,000
Ohio Housing Finance Agency Mortgage RB (Merlots Trust Receipts) Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.58%(b)(c)	02/07/07	3,555	3,555,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.90%(b)	02/07/07	8,000	8,000,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	2,614	2,616,051
Richland County GO (Correctional Facilities Project) Series 2006 BAN
4.14%	02/27/07	2,500	2,501,377
St. Mary’s MB (Sanitation Improvement Project) Series 2006 BAN
4.05%	06/06/07	867	867,715
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.74%(b)	02/07/07	425	425,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (continued)
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.76%(b)	02/07/07	$2,160	$2,160,000
Toledo GO (Munitops Trust Certificates) Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
3.76%(b)	02/07/07	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.61%(b)	02/07/07	4,640	4,640,000

			62,266,105

Oklahoma — 1.2%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
3.73%(b)	02/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.95%(b)	02/01/07	1,685	1,685,000
Oklahoma County Finance Authority Multi Family Housing RB (Sail Assoc. LLC Project) Series 2004 DN (Federal Home Loan Bank Guaranty) (A-1+)
3.71%(b)	02/07/07	6,900	6,900,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
3.60%(b)	02/07/07	2,500	2,500,000

			13,935,000

Oregon — 0.3%
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
3.69%(b)(c)	02/07/07	2,940	2,940,000

Pennsylvania — 3.9%
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance) (A-1+)
3.63%(b)	02/07/07	6,200	6,200,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.85%(b)	02/07/07	2,240	2,240,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.55%(b)	02/07/07	1,800	1,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.84%(b)	02/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.65%(b)	02/07/07	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank PLC Liquidity Facility) (A-1, VMIG-1)
3.61%(b)	02/07/07	1,655	1,655,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB (Merlots Trust Receipts) Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.58%(b)(c)	02/07/07	5,300	5,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.53%(b)	02/07/07	5,100	5,100,000
Venango IDRB—Scrubgrass TECP (Dexia Credit Local LOC)
3.70%	02/09/07	8,500	8,500,000

			45,095,000

South Carolina — 2.2%
Greenwood County Exempt Facility IDRB Series 2004 AMT DN (FUJIFILM Corp. Guaranty) (A-1+)
3.79%(b)	02/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.71%(b)	02/07/07	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.61%(b)	02/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
3.61%(b)	02/07/07	3,000	3,000,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.78%(b)	02/07/07	6,250	6,250,000

			24,875,000

Tennessee — 1.5%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
3.74%(b)	02/07/07	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.81%(b)	02/07/07	1,700	1,700,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.83%(b)	02/07/07	2,905	2,905,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee (continued)
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
3.96%(b)	02/07/07	$5,100	$5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.61%(b)	02/07/07	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.83%(b)	02/07/07	1,810	1,810,000

			16,705,000

Texas — 6.6%
Brazos River TECP (P-2)
3.65%	02/08/07	2,500	2,500,000
Brazos River TECP (Dow Chemical Co. Guaranty)
3.67%	03/09/07	8,500	8,500,000
El Paso Texas Multi-Family Housing Financing Corp. RB (Merlots Trust Receipts) Series 2006G-1 AMT DN (Wachovia Bank N.A. LOC)
3.58%(b)(c)	02/07/07	7,565	7,565,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.66%(b)	02/07/07	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.81%(b)	02/07/07	5,500	5,500,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN (VMIG-1)
3.48%(b)	02/07/07	13,600	13,600,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
3.74%(b)	02/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB (Merlots Trust Receipts) Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.58%(b)(c)	02/07/07	1,450	1,450,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	27,565	27,710,129

			75,586,129

Utah — 1.6%
Intermountain Power Agency Power Supply RB Series 1985E MB (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, MIG-1)
3.53%	03/15/07	15,000	14,997,330
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

			17,997,330

Vermont — 1.8%
Vermont Educational & Health Buildings Financing Agency RB (North Country Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.73%(b)	02/01/07	12,415	12,415,000
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.65%(b)	02/07/07	8,410	8,410,000

			20,825,000

Virginia — 3.5%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.76%(b)	02/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.75%(b)	02/07/07	4,350	4,350,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN (A-1+, VMIG-1)
3.48%(b)	02/07/07	2,200	2,200,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.66%(b)	02/07/07	1,983	1,983,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.80%(b)	02/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
3.66%(b)	02/07/07	1,684	1,684,000
Virginia Housing Development Authority RB (Merlots Trust Receipts) Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.58%(b)(c)	02/07/07	5,325	5,325,000
Virginia Housing Development Authority RB (Merlots Trust Receipts) Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.58%(b)(c)	02/07/07	4,405	4,405,000
Virginia Housing Development Authority RB (Merlots Trust Receipts) Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.58%(b)(c)	02/07/07	6,385	6,385,000
Virginia Housing Development Authority RB (Municipal Securities Trust Certificates) Series 2006A AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.68%(b)(c)	02/07/07	10,000	10,000,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.75%(b)	02/07/07	84	84,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (continued)
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.65%(b)	02/07/07	$300	$300,000

			40,716,000

Washington — 0.9%
King County Sewer RB Series 2006A DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility) (A-1, VMIG-1)
3.60%(b)	02/07/07	2,900	2,900,000
Port Seattle Supply Facility RB (Trust Receipts Seatac Fuel Facility Project) Series 2007I-11 AMT DN (MBIA Insurance, Royal Bank of Canada LOC) (A-1+)
3.69%(b)(c)	02/07/07	7,000	7,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.71%(b)	02/01/07	495	495,000

			10,395,000

West Virginia — 0.6%
West Virginia Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.81%(b)	02/07/07	1,130	1,130,000
West Virginia Housing Development Fund RB Series 2006B AMT DN (A-1+, VMIG-1)
3.67%(b)	02/07/07	6,000	6,000,000

			7,130,000

Wisconsin — 1.2%
Germantown IDRB (Cambridge Major Labs Project) Series 2003 AMT DN (Bank One N.A. LOC)
3.95%(b)	02/07/07	5,200	5,200,000
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.68%(b)	02/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.95%(b)	02/07/07	545	545,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
3.95%(b)	02/07/07	1,960	1,960,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.81%(b)	02/07/07	1,995	1,995,000

			13,700,000

Wyoming — 1.2%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.74%(b)	02/07/07	2,150	2,150,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
3.88%(b)	02/07/07	11,400	11,400,000

			13,550,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.3%
(Cost $1,069,217,606)			1,069,217,606

AFFILIATED INVESTMENTS — 7.5%
Austin Housing Financial Corp. RB (P-Float Trust Receipts) Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	02/07/07	14,655	14,655,000
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
3.72%(b)(c)(d)	02/01/07	2,415	2,415,000
East Housing Finance Corp. Multi-Family Housing RB (P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA) (F-1+)
3.72%(b)(c)(d)	02/07/07	4,315	4,315,000
MuniMae Tax Exempt Board Subsidiary LLC RB (P-Float Trust Receipts) Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	02/07/07	22,605	22,605,000
Oregon Housing & Community Services RB (P-Float Trust Receipts) Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)
3.72%(b)(c)(d)	02/07/07	24,495	24,495,000
Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	02/07/07	3,365	3,365,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
3.71%(b)(c)(d)	02/07/07	1,760	1,760,000
Virginia Beach Development Authority Multi-Family Housing RB (P-Float Trust Receipts) Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	02/07/07	3,745	3,745,000
Washington Housing Finance Community Multi-Family Housing RB (P-Float Trust Receipts) Series 2005-3054 DN (Merrill Lynch & Co. Guaranty) (F-1+)
3.72%(b)(c)(d)	02/07/07	8,385	8,385,000

TOTAL AFFILIATED INVESTMENTS
(Cost $85,740,000)			85,740,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	VALUE
TOTAL INVESTMENTS IN SECURITIES — 100.8%
(Cost $1,154,957,606(a))	$1,154,957,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%	(8,674,909)

NET ASSETS — 100.0%	$1,146,282,697

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Actof1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 18.8% of its net assets, with a current market value of $215,895,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.6%
California — 92.5%
Alameda County RB (Morgan Stanley Trust Certificates) Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.60%(b)(c)	02/01/07	$3,395	$3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.46%(c)	02/07/07	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.46%(c)	02/07/07	1,800	1,800,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2004B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.41%(c)	02/07/07	17,700	17,700,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006B-1 DN (AMBAC Insurance, Citibank N.A. SBPA) (A-1+, VMIG-1)
3.41%(c)	02/01/07	4,300	4,300,000
Bay Area Toll Authority Toll Bridge RB Series 2006B-2 DN (XLCA Insurance, Citibank N.A. SBPA) (A-1+, VMIG-1)
3.41%(c)	02/07/07	10,500	10,500,000
Beaumont Utilities Authority RB (Waste Water Enterprise Project) Series 2001A DN (Union Bank of California N.A. LOC, CalSTRS LOC) (A-1+)
3.35%(c)	02/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Series 2002 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.45%(c)	02/07/07	10,750	10,750,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.63%(c)	02/01/07	37,500	37,500,000
California Department of Water Resource Power Supply RB Series 2002B-4 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.60%(c)	02/01/07	20,700	20,700,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC) (A-1+, VMIG-1)
3.57%(c)	02/01/07	13,000	13,000,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.43%(c)	02/07/07	44,200	44,200,000
California Department of Water Resource Power Supply RB Series 2002C-5 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.43%(c)	02/07/07	9,040	9,040,000
California Department of Water Resource Power Supply RB Series 2002C-6 DN (Kredietbank N.V. LOC) (A-1+, VMIG-1)
3.43%(c)	02/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.42%(c)	02/07/07	4,850	4,850,000
California Department of Water Resource Power Supply RB Series 2002C-9 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.50%(c)	02/07/07	34,970	34,970,000
California Department of Water Resource Power Supply RB Series 2002C-12 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.42%(c)	02/07/07	8,300	8,300,000
California Department of Water Resource Power Supply RB Series 2002C-15 DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.44%(c)	02/07/07	14,850	14,850,000
California Department of Water Resource Power Supply RB Series 2005F-2 DN (Societe Generale Group LOC) (A-1+, VMIG-1)
3.59%(c)	02/07/07	4,650	4,650,000
California Department of Water Resource Power Supply RB Series 2005F-5 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.63%(c)	02/01/07	17,100	17,100,000
California Department of Water Resource Power Supply RB Series 2005G-1 DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.45%(c)	02/07/07	6,200	6,200,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank PLC LOC) (A-1+, VMIG-1)
3.43%(c)	02/07/07	6,800	6,800,000
California Department of Water Resource Power Supply RB Series 2005G-4 DN (FSA Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.43%(c)	02/07/07	3,800	3,800,000
California Department of Water Resource Power Supply RB Series 2005G-10 DN (FGIC Insurance, Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.45%(c)	02/07/07	13,000	13,000,000
California Department of Water Resource Power Supply RB Series 2005G-12 DN (FGIC Insurance, Landesbank Baden-Wuerttemberg Girozentrale LOC) (A-1, VMIG-1)
3.45%(c)	02/07/07	17,800	17,800,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1, VMIG-1)
3.43%(c)	02/07/07	12,000	12,000,000
California Economic Recovery GO Series 2004-933 DN (Morgan Stanley Group Liquidity Facility) (A-1, AA-)
3.60%(b)(c)	02/07/07	18,745	18,745,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility)
3.47%(b)(c)	02/07/07	31,800	31,800,000
California Economic Recovery RB Series 2004C-9 DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.60%(c)	02/07/07	11,100	11,100,000
California Economic Recovery RB Series 2004C-10 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.35%(c)	02/07/07	12,810	12,810,000
California Economic Recovery RB Series 2004C-12 DN (Lloyds TSB Bank PLC SBPA) (A-1+, VMIG-1)
3.36%(c)	02/07/07	22,075	22,075,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.33%(c)	02/07/07	$3,500	$3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.35%(c)	02/07/07	8,795	8,795,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.36%(c)	02/07/07	3,900	3,900,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
3.42%(c)	02/07/07	3,445	3,445,000
California Educational Facilities Authority RB (Carnegie Institution Washington Project) Series 2006A DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
3.35%(c)	02/07/07	6,000	6,000,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.44%(c)	02/07/07	2,000	2,000,000
California GO (Eclipse Funding Trust) Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.60%(b)(c)	02/07/07	9,070	9,070,000
California GO (Eclipse Funding Trust) Series 2006-0011 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	02/07/07	23,005	23,005,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.45%(c)	02/07/07	3,200	3,200,000
California GO (Kindergarten-University Project) Series 2004A-10 DN (Citibank N.A. LOC, CalSTRS LOC) (A-1+, VMIG-1)
3.42%(c)	02/07/07	9,100	9,100,000
California GO (Kindergarten-University Project) Series 2004B-1 DN (State Street Bank & Trust Co. LOC, Citibank N.A. LOC, National Australia Bank Ltd. LOC) (A-1+, VMIG-1)
3.58%(c)	02/07/07	6,000	6,000,000
California GO (Munitops Trust Certificates) Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.64%(b)(c)	02/07/07	7,500	7,500,000
California GO (Munitops Trust Certificates) Series 2005-26 DN (CIFG-TCRS, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.69%(b)(c)	06/14/07	24,995	24,995,000
California GO Putters Series 2007-1680 DN (AMBAC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (VMIG-1)
3.61%(b)(c)	02/07/07	1,720	1,720,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.60%(b)(c)	02/07/07	3,705	3,705,000
California GO Series 2003 DN (Landesbank Hessen-Thuringen Girozentrale LOC, Bank of America N.A. LOC, Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.42%(c)	02/07/07	6,100	6,100,000
California GO Series 2003A-2 DN (J.P. Morgan Chase & Co. LOC, WestLB AG LOC) (A-1+, VMIG-1)
3.60%(c)	02/01/07	10,100	10,100,000
California GO Series 2003B-3 DN (Bank of New York LOC, Banque Nationale de Paribas LOC, CALSTERS LOC) (A-1+, VMIG-1)
3.35%(c)	02/07/07	12,100	12,100,000
California GO Series 2005B-1 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.37%(c)	02/07/07	9,000	9,000,000
California GO Series 2005B-5 DN (Depfa Bank PLC LOC) (A-1+, VMIG-1)
3.35%(c)	02/07/07	8,200	8,200,000
California Health Facilities Financing Authority RB (Kaiser Permanente Project) Series 2006C DN (A-1, F-1)
3.41%(c)	02/07/07	10,000	10,000,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.59%(c)	02/07/07	2,500	2,500,000
California Infrastructure & Economic Development Bank RB (Contemporary Jewish Museum Project) Series 2006 DN (Bank of America N.A. LOC) (VMIG-1)
3.42%(c)	02/07/07	5,000	5,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.43%(c)	02/07/07	2,000	2,000,000
California Infrastructure & Economic Development Bank RB (Municipal Trust Receipts Bay Area Toll Bridges Project) Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.44%(b)(c)	02/07/07	9,300	9,300,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.59%(c)	02/01/07	9,500	9,500,000
California State TECP (Bank of Nova Scotia LOC)
3.48%	04/04/07	3,300	3,300,000
California State TECP (Multiple LOCs) (A-1, P-1)
3.42%	02/07/07	15,000	15,000,000
3.46%	03/09/07	4,980	4,980,000
California State TECP (Multiple LOC’s)
3.45%	02/01/07	10,000	10,000,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
3.50%	02/06/07	$4,000	$4,000,000
3.42%	02/07/07	4,400	4,400,000
3.47%	03/05/07	9,100	9,100,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.45%(c)	02/01/07	6,035	6,035,000
California Statewide Communities Development Authority RB (Cathedral High School Project) Series 2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.30%(c)	02/07/07	5,360	5,360,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004L DN
3.41%(c)	02/07/07	20,500	20,500,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC)
3.45%(c)	02/01/07	1,500	1,500,000
California Transportation Financing Authority RB Series 1997 DN (FSA Insurance, Credit Suisse First Boston SBPA) (A-1)
3.35%(c)	02/07/07	14,385	14,385,000
Chabot-Las Positas California Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.61%(b)(c)	02/07/07	1,000	1,000,000
Chaffey Community College District GO Series 2005-1132 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (F-1+)
3.60%(b)(c)	02/07/07	13,485	13,485,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/01/07	16,495	16,495,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.67%(b)(c)	02/01/07	4,885	4,885,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/01/07	14,685	14,685,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.59%(b)(c)	02/07/07	6,900	6,900,000
El Camino Hospital Authority GO (Municipal Securities Trust Certificates) Series 2006A-3040 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.55%(b)(c)	02/07/07	3,380	3,380,000
Fontana Public Financing Authority for Tax Allocation RB Putters Series 2005-707 DN (AMBAC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.61%(b)(c)	02/07/07	1,985	1,985,000
Foothill Easton Transportation RB (Municipal Trust Receipts) Series 2006D DN (Lehman Liquidity Co. Liqudity Facility), Escrowed to Maturity (VMIG-1)
3.44%(b)(c)	02/07/07	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.51%(b)(c)	02/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.65%(c)	02/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB (Municipal Securities Trust Certificates) Series 2005-228A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.55%(b)(c)	02/07/07	10,370	10,370,000
Golden State Tobacco Settlement Securitization Corp. RB (Municipal Securities Trust Certificates) Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.66%(b)(c)	02/01/07	5,000	5,000,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2004 ROC-RR-II-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.61%(b)(c)	02/01/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2004 ROC-RR-II-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.61%(b)(c)	02/01/07	3,540	3,540,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	119	119,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.67%(b)(c)	02/07/07	21	21,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/01/07	4,855	4,855,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-164 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VM1G1)
3.65%(b)(c)	02/01/07	1,485	1,485,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	02/07/07	9,000	9,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.45%(c)	02/07/07	1,485	1,485,000
Long Beach Health Facilities RB (Memorial Health Services Project) Series 1991 DN (Morgan Stanley Group LOC) (A-1+, VMIG-1)
3.33%(c)	02/07/07	13,990	13,990,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
Los Angeles Community College District GO (Munitops Trust Certificates) Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.64%(b)(c)	02/01/07	$9,830	$9,830,000
Los Angeles County GO Series 2006A TRAN (SP-1+, MIG-1)
4.50%	06/29/07	10,000	10,039,152
Los Angeles County Schools GO Series 2006A TRAN (SP-1+)
4.50%	06/29/07	3,000	3,011,746
Los Angeles Department of Airports RB (Los Angeles International Airport Project) Series 2002C-1 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.35%(c)	02/07/07	3,300	3,300,000
Los Angeles Department of Water & Power RB (Eagle Trust Receipts) Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.60%(b)(c)	02/07/07	4,355	4,355,000
Los Angeles GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	06/29/07	15,000	15,043,959
Los Angeles Unified School District GO (Munitops Trust Certificates) Series 1999C DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.62%(b)(c)	02/07/07	1,500	1,500,000
Los Angeles Unified School District GO (Munitops Trust Certificates) Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	10,000	10,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.61%(c)	02/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TBS Bank PLC SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	02/01/07	3,400	3,400,000
Los Angeles Water & Power Systems RB Series 2002A-5 DN (National Australia Bank Ltd. SBPA, Lloyds TBS Bank PLC SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	02/07/07	19,690	19,690,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.63%(c)	02/01/07	2,000	2,000,000
Metropolitan Water District of Southern California Waterworks RB Series 1996A DN (AMBAC Insurance, Lloyds TSB Bank PLC SBPA) (A-1+, VMIG-1)
3.39%(c)	02/07/07	3,500	3,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2001B-1 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.45%(c)	02/07/07	16,900	16,900,000
Metropolitan Water District of Southern California Waterworks RB Series 2002A DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA)
3.43%(c)	02/07/07	10,000	10,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2002B DN (Lloyds TSB Bank PLC LOC) (A-1+, VM1G1)
3.40%(c)	02/07/07	8,000	8,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2003C-1 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.39%(c)	02/07/07	4,400	4,400,000
Metropolitan Water District of Southern California Waterworks RB Series 2004A-1 DN (J.P. Morgan Chase & Co. Liquidity Facility) (A-1+, VMIG-1)
3.45%(c)	02/07/07	23,710	23,710,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.43%(c)	02/07/07	4,200	4,200,000
Newport-Mesa Unified School District GO (Municipal Securities Trust Certificates) Series 2007A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.70%(b)(c)	02/07/07	3,180	3,180,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.60%(b)(c)	02/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.52%(c)	02/07/07	2,500	2,500,000
Poway Unified School District GO Series 2006-171 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/01/07	2,940	2,940,000

Rancho Santiago Community College District Capital Appreciation Election 2002 GO (Municipal Securities Trust Certificates) Series 2006-3029 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.55%(b)(c)	02/07/07	5,300	5,300,000
Sacramento City Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.67%(b)(c)	02/07/07	5,284	5,284,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.61%(c)	02/07/07	3,975	3,975,000
Sacramento Municipal Utility District RB (Merlots Trust Receipts) Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.51%(b)(c)	02/07/07	1,100	1,100,000
San Diego County Water Authority TECP (Dexia Credit Local LOC) (A-1+, P-1)
3.50%	03/13/07	8,000	8,000,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-)
3.60%(b)(c)	02/07/07	5,195	5,195,000
San Francisco County Transportation TECP (Landesbank Baden-Wuerttemberg Girozentrale LOC) (A-1+, P-1)
3.42%	04/10/07	6,250	6,250,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
San Joaquin Hills, California Transportation Corridor Agency Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.62%(b)(c)	02/01/07	$1,700	$1,700,000
San Jose Redevelopment Agency Tax Allocation RB Putters Series 2006-1601 DN (MBIA Insurance, J.P. Morgan Chase & Co. Liquidity Facility)
3.61%(b)(c)	02/07/07	2,100	2,100,000
San Jose Redevelopment Agency Tax Allocation RB Putters Series 2006-1626 DN (MBIA Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (F-1+)
3.61%(b)(c)	02/07/07	4,855	4,855,000
San Mateo County Community College District GO Series 2006-96Z DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.64%(b)(c)	02/01/07	2,455	2,455,000
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility)
3.60%(b)(c)	02/01/07	5,000	5,000,000
San Mateo County GO Series 2006 ROC-II-R DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.64%(b)(c)	02/01/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO (Merlots Trust Receipts) Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.51%(b)(c)	02/07/07	4,510	4,510,000
Santa Clara Financing Authority Lease RB (VMC Facilities Replacement Project) Series 1985B DN (J.P. Morgan Chase & Co. SBPA) (A-1, VMIG-1)
3.35%(c)	02/07/07	7,000	7,000,000
Sonoma County Junior College District GO (Eclipse Funding Trust) Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.61%(b)(c)	02/07/07	10,000	10,000,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.60%(b)(c)	02/07/07	3,505	3,505,000
Tahoe Forest Hospital District RB (Health Facility Project) Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.63%(c)	02/01/07	5,600	5,600,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.60%(c)	02/07/07	18,890	18,890,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility)
3.61%(b)(c)	02/01/07	3,000	3,000,000
Ventura County GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	07/02/07	15,000	15,047,851
Vernon Natural Gas Financing Authority RB (Vernon Gas Project) Series 2006-B DN (MBIA Insurance, Citibank N.A. SBPA) (A-1+, VMIG-1)
3.36%(c)	02/07/07	7,500	7,500,000
Yosemite Community College District GO (Eagle Trust Receipts) Series 2005 A DN (FGIC Insurance, Citibank N.A. Liquidity Facililty) (A-1+, AAA)
3.60%(b)(c)	02/07/07	5,840	5,840,000

			1,172,096,708

Puerto Rico — 2.1%
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 DN (Societe Generale Group LOC) (A-1+)
3.45%(b)(c)	02/07/07	1,300	1,300,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 SGA-44 DN (Societe Generale Group LOC) (A-1+)
3.45%(b)(c)	02/07/07	3,035	3,035,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.62%(b)(c)	02/07/07	2,195	2,195,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots Trust Receipts) Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	2,990	2,990,000
Commonwealth of Puerto Rico RB Series 2006 TRAN (Multiple LOC’s) (SP-1+, MIG-1)
4.50%	07/30/07	9,000	9,043,096
Puerto Rico HFA RB (Municipal Trust Receipts Capital Funding Project) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
3.54%(b)(c)	02/07/07	8,485	8,485,000

			27,048,096

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.6%
(Cost $1,199,144,804)			1,199,144,804

AFFILIATED INVESTMENTS — 5.0%
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank PLC Liquidity Facility) (AA-, F-1+)
3.82%(b)(c)	02/01/07	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.60%(b)(c)	02/07/07	9,700	9,700,000
Clovis County Unified School District GO (P-Float Trust Receipts) Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA) (AAA, F-1+)
3.67%(b)(c)(d)	02/07/07	1,330	1,330,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.66%(b)(c)(d)	02/01/07	$2,200	$2,200,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.66%(b)(c)(d)	02/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB (P-Float Trust Receipts) Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.66%(b)(c)	02/07/07	2,070	2,070,000
Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.63%(b)(c)	02/07/07	5,265	5,265,000
Pleasant Valley School District of Ventura County GO (P-Float Trust Receipts) Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.60%(b)(c)	02/07/07	5,850	5,850,000
San Diego Public Facilities Financing Authority Lease RB (P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1+, AAA)
3.66%(b)(c)(d)	02/07/07	9,875	9,875,000
Tobacco Settlement Financing Corp. RB (P-Float Trust Receipts) Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.67%(b)(c)(d)	02/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-03-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.60%(b)(c)	02/07/07	6,825	6,825,000

TOTAL AFFILIATED INVESTMENTS
(Cost $62,855,000)			62,855,000

TOTAL INVESTMENTS IN SECURITIES — 99.6%
(Cost $1,261,999,804(a))			1,261,999,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			5,217,080

NET ASSETS — 100.0%			$1,267,216,884

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 34.3% of its net assets, with a current market value of $434,939,000, in securities restricted as to resale.
(c)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.5%
New York — 91.8%
Batavia City School District GO Series 2006 BAN
4.25%	11/02/07	$2,401	$2,411,397
Canandaigua City School District GO Series 2006 BAN (State Aid Withholding LOC)
4.00%	10/18/07	1,700	1,705,235
Catskill Central School District GO Series 2006 BAN (State Aid Withholding LOC)
4.25%	06/28/07	1,000	1,002,597
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity Co. SBPA) (A-1+)
3.54%(b)(c)	02/07/07	910	910,000
Columbia University Dormitory RB (Municipal Trust Receipts) Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.51%(b)(c)	02/07/07	3,280	3,280,000
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.69%(c)	02/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.58%(c)	02/07/07	8,600	8,600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN
4.00%	11/02/07	400	401,159
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.56%(c)	02/07/07	2,610	2,610,000
Harrison GO Series 2006 BAN
4.00%	06/21/07	300	300,452
Harrison GO Series 2006 RAN
4.00%	03/31/07	400	400,255
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.57%(c)	02/07/07	5,995	5,995,000
Ithaca City School District GO Series 2006 RAN
4.38%	06/29/07	1,900	1,904,735
Katonah Lewisboro Unified Free School District GO Series 2006 BAN
4.50%	07/20/07	3,050	3,060,196
Liberty Development Corp. RB Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.63%(b)(c)	02/07/07	13,700	13,700,000
Long Island Power Authority Electrical System RB Series 1998-3B DN (A-1+, VMIG-1)
3.65%(c)	02/01/07	3,900	3,900,000
Long Island Power Authority Electrical System RB Series 2001-3A DN (J.P. Morgan Chase & Co. LOC, Landesbank Baden-Wuerttemberg Girozentrale LOC) (A-1+, VMIG-1)
3.48%(c)	02/07/07	2,880	2,880,000
Long Island Power Authority RB (Munitops Trust Certificates) Series 2006-15 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.64%(b)(c)	02/07/07	7,500	7,500,000
Lyncourt UFSD GO Series 2006 BAN
4.00%	11/21/07	2,050	2,056,352
Metropolitan Transportation Authority GO Series 2004A-1 DN (XLCA Insurance, Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.65%(c)	02/07/07	8,680	8,680,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.64%(b)(c)	02/07/07	5,664	5,664,500
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.58%(c)	02/07/07	10,150	10,150,000
Milo GO Series 2006 BAN
3.75%	11/21/07	900	900,058
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,007,804
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (J.P. Morgan Chase & Co. LOC) (VMIG-1)
3.59%(c)	02/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.68%(c)	02/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.66%(c)	02/07/07	2,665	2,665,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.63%(c)	02/07/07	2,500	2,500,000
New Rochelle City School District GO Series 2006 TAN
4.38%	06/29/07	3,500	3,508,592
New York City Convention Center RB Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.63%(b)(c)	02/07/07	10,700	10,700,000
New York City GO (Municipal Certificates) Series 2005-22 DN (FSA Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	1,015	1,015,000
New York City GO (P-Float Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.63%(b)(c)	02/07/07	9,644	9,643,750
New York City GO Putters Series 2006-1299 DN (FSA Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+)
3.65%(b)(c)	02/07/07	5,365	5,365,000
New York City GO Putters Series 2006-1318 DN (AMBAC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	1,995	1,995,000
New York City GO Series 1993E-4 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.65%(c)	02/01/07	790	790,000
New York City GO Series 1994H-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.67%(c)	02/01/07	1,800	1,800,000
New York City GO Series 1996J-2 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.46%(c)	02/07/07	7,500	7,500,000
New York City GO Series 1996J-3 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.46%(c)	02/07/07	3,200	3,200,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
New York City GO Series 2001A-6 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.70%(c)	02/01/07	$3,955	$3,955,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.45%(c)	02/07/07	7,500	7,500,000
New York City GO Series 2004H-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.67%(c)	02/01/07	6,500	6,500,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.61%(c)	02/07/07	700	700,000
New York City GO Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.68%(b)(c)	02/07/07	7,045	7,045,000
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.46%(c)	02/07/07	5,000	5,000,000
New York City GO Series 2006I-6 DN (CalSTRS LOC) (A-1+, VMIG-1)
3.66%(c)	02/01/07	1,400	1,400,000
New York City GO Series 2006I-7 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.55%(c)	02/07/07	11,000	11,000,000
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.64%(c)	02/07/07	2,000	2,000,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.68%(c)	02/07/07	2,340	2,340,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.63%(c)	02/07/07	1,600	1,600,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.63%(c)	02/07/07	2,625	2,625,000
New York City IDRB Series 2006-523CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.65%(b)(c)	02/07/07	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB (Munitops Trust Certificates) Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.64%(b)(c)	02/07/07	8,330	8,330,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.63%(b)(c)	02/07/07	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1263 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (A-1)
3.64%(b)(c)	02/07/07	5,855	5,855,000
New York City Municipal Finance Authority Water & Sewer System RB Series 1992C DN (FGIC Insurance) (A-1+, MIG-1)
3.65%(c)	02/01/07	1,700	1,700,000
New York City Municipal Finance Authority Water & Sewer System RB Series 1993C DN (FGIC Insurance) (VMIG-1)
3.65%(c)	02/01/07	7,500	7,500,000
New York City Municipal Finance Authority Water & Sewer System RB Series 2003C-3 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.67%(c)	02/01/07	15,000	15,000,000
New York City Municipal Finance Authority Water & Sewer System RB Series 2005AA-1 DN (State Street Bank & Trust Co. SBPA) (A-1+, VMIG-1)
3.66%(c)	02/01/07	8,800	8,800,000
New York City Transitional Finance Authority RB (Eagle Trust Receipts) Series 2000 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	9,900	9,900,000
New York City Transitional Finance Authority RB (Eagle Trust Receipts) Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB (Recovery Project) Series 2002-3-H DN (A-1+, VMIG-1)
3.76%(c)	02/01/07	2,195	2,195,000
New York City Transitional Finance Authority RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.70%(c)	02/01/07	800	800,000
New York City Transitional Finance Authority RB Series 2002-1D DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.72%(c)	02/01/07	3,105	3,105,000
New York City Transitional Finance Authority RB Series 2002-2A DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.70%(c)	02/01/07	6,670	6,670,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank PLC LOC) (A-1+, VMIG-1)
3.47%(c)	02/07/07	1,500	1,500,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank PLC Liquidity Facility) (A-1+, VMIG-1)
3.46%(c)	02/07/07	1,900	1,900,000
New York City Transitional Finance Authority RB Series 2006 BAN (SP-1+, MIG-1)
4.25%	06/29/07	3,100	3,107,785
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.56%(c)	02/07/07	11,180	11,180,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (J.P. Morgan Chase & Co. SBPA) (A-1+)
3.58%(c)	02/07/07	4,065	4,065,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
3.60%(c)	02/07/07	7,100	7,100,000

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.56%(c)	02/07/07	$4,000	$4,000,000
New York Dormitory Authority RB (Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.52%(b)(c)	02/07/07	2,975	2,975,000
New York Dormitory Authority RB (Merlots Trust Reciepts) Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.52%(b)(c)	02/07/07	7,160	7,160,000
New York Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+)
3.64%(b)(c)	02/07/07	1,900	1,900,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.48%(c)	02/07/07	7,500	7,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB (Eagle Trust Receipts) Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/07/07	5,710	5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB (Eagle Trust Receipts) Series 2003R-2014-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/07/07	2,640	2,640,000
New York Environmental Facilities Corp. Clean Water & Drinking RB (Eagle Trust Receipts) Series 2003R-4001-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.65%(b)(c)	02/01/07	1,585	1,585,000
New York Environmental Facilities Corp. Clean Water & Drinking RB (Merlots Trust Receipts) Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.52%(b)(c)	02/07/07	5,375	5,375,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Putters Series 2006-1372 DN (J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.65%(b)(c)	02/07/07	7,735	7,735,000
New York GO (Trust Receipts) Series 2006-P36U DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.54%(b)(c)	02/07/07	3,575	3,575,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.43%(c)	02/07/07	17,000	17,000,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.45%(c)	02/07/07	2,100	2,100,000
New York Power Authority GO Series 1985 MB (Dexia Bank N.A. LOC) (A-1+, MIG-1)
3.60%(c)	03/01/07	5,100	5,100,000
New York Power Authority TECP
3.55%	02/07/07	6,000	6,000,000
New York State Thruway Authority State Personal Income Tax RB (Municipal Trust Receipts) Series 2006-K53 DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.51%(b)(c)	02/07/07	4,700	4,700,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Series 2006-1413 DN (AMBAC Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+)
3.65%(b)(c)	02/07/07	3,495	3,495,000
North Syracuse Central School District GO Series 2006 RAN
4.50%	06/22/07	2,000	2,005,733
North Tonawanda GO Series 2007 TAN
4.00%	06/20/07	600	600,814
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank PLC LOC) (A-1+)
3.56%(c)	02/07/07	15,000	15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.54%(c)	02/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (HSBC Bank PLC LOC)
3.69%(c)	02/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group LOC) (VMIG-1)
3.59%(c)	02/07/07	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.64%(c)	02/07/07	4,000	4,000,000
Perinton GO Unlimited Notes Series 2006 BAN
4.25%	02/23/07	2,270	2,271,190
Port Authority of New York & New Jersey RB (Versatile Structure Obligations Project) Series 1994-2 DN (A-1+, VMIG-1)
3.65%(c)	02/01/07	1,900	1,900,000
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (VMIG-1)
3.66%(c)	02/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	02/07/07	2,600	2,600,000
Rockland County IDA RB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.66%(c)	02/07/07	7,200	7,200,000
Rome City School District GO Series 2006 BAN
4.50%	07/27/07	5,100	5,116,821
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.64%(c)	02/07/07	2,390	2,390,000
Syosset New York Central School District GO Series 2006 TAN
4.50%	06/28/07	7,500	7,524,775

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

JANUARY 31, 2007 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
Tobacco Settlement Financing Corp. RB Series 2003A-1 MB (AA-, A1)
5.00%	06/01/07	$3,885	$3,903,238
Tobacco Settlement Financing Corp. RB Series 2003B-1 MB (AA-, A1)
4.00%	06/01/07	400	400,479
Triborough Bridge & Tunnel Authority RB (Eagle Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.66%(b)(c)	02/01/07	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB (Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.63%(b)(c)	02/07/07	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB Series 1993B DN (VMIG-1)
3.73%(b)(c)	02/01/07	1,705	1,705,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
3.62%(c)	02/07/07	1,000	1,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.62%(c)	02/07/07	2,970	2,970,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttenberg Girozentrale SBPA) (A-1+, VMIG1)
3.58%(c)	02/07/07	5,000	5,000,000
TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.66%(b)(c)	02/07/07	1,000	1,000,000
TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.66%(b)(c)	02/07/07	5,750	5,750,000
Uslter County GO Series 2006 BAN
4.00%	11/21/07	4,099	4,113,082
Vestal Central School District GO Series 2006 BAN
4.25%	06/21/07	12,000	12,027,245
Watertown GO Unlimited Notes Series 2006 BAN
4.25%	03/01/07	4,425	4,426,932

			530,035,176

Puerto Rico — 0.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots Trust Receipts) Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,975	3,975,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.5%
(Cost $ 534,010,176)			534,010,176

AFFILIATED INVESTMENTS — 7.0%
New York City GO (P-Float Trust Receipts) Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility) (A-1+)
3.63%(b)(c)	02/07/07	9,860	9,860,000
New York City GO (P-Float Trust Receipts) Series 2005-3333 DN (Dexia Bank N.A. LOC) (F-1+)
3.66%(b)(c)	02/07/07	5,340	5,340,000
Tobacco Settlement Financing Corp. RB (P-Float Trust Receipts) Series 2006 MT-232 DN (Depfa Bank PLC SBPA) (A-1+)
3.66%(b)(c)	02/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB (P-Float Trust Receipts) Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility) (A-1)
3.69%(b)(c)	02/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS
(Cost $40,190,000)			40,190,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $574,200,176(a))			574,200,176
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,930,725

NET ASSETS — 100.0%			$577,130,901

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold intransactions exempt from registration, normally to qualified institutional investors. As of January 31, 2007, the Fund held 37.4% of its net assets, with a current market value of $215,813,250, in securities restricted as to resale.
(c)	Rates shown are the rates as of January 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

BLACKROCK LIQUIDITY FUNDS

Key to Investment Abbreviations

ACA	American Capital Access

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Note

CDC	CDC Funding Group

COP	Certificates of Participation

DN	Demand Note (Variable Rate)

FA	Free Alongside

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GO	General Obligation

HFA	Housing Finance Authority

IDA	Industrial Development Authority

IDRB	Industrial Development Revenue Bond

ISD	Independent School District

LLC	Limited Liability Co.

LLP	Limited Liability Partnership

LOC	Letter of Credit

LP	Limited Partnership

MB	Municipal Bond

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender

PCRB	Pollution Control Revenue Bond

PLC	Public Limited Co.

RAN	Revenue Anticipation Note

RB	Revenue Bond

ROC	Reset Option Certificate

SBPA	Stand-by Bond Purchase Agreement

SPV	Special Purpose Vehicle

TAN	Tax Anticipation Note

TECP	Tax Exempt Commercial Paper

TRAN	Tax and Revenue Anticipation Note

UFSD	Union Free School District

XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at January 31, 2007.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Ex-99. Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date	March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date	March 26, 2007

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer)

Date	March 8, 2007